UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Semiannual Report June 30, 2006

EATON VANCE
COMBINED
MONEY
MARKET
FUNDS

Cash Management Fund

Money Market Fund

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Money Market Funds as of June 30, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Elizabeth S. Kenyon, CFA

Portfolio Manager

Investment Environment

•                  In the first half of 2006, the U.S. economy grew at a solid pace, with low to moderate inflation. U.S. Gross Domestic Product (GDP), the primary indicator of growth, expanded at a robust 5.6% annualized rate in the first quarter of 2006 and an estimated 2.5% for the second quarter. Unemployment, meanwhile, declined to 4.6% in June 2006 from 4.9% in December 2005.

•                  At its June 2006 meeting, the Federal Reserve Board (the Fed) increased the Fed Funds target rate, a key short-term interest rate benchmark, by 25 basis points (0.25%). This was the Fed’s 17th consecutive increase since June 2004, and it brought the Fed Funds target rate to 5.25% at June 30, 2006. Though welcomed by money market investors, it is not certain how many more times the Fed will increase short-term rates.

•                  In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long-term bond yields higher as well. In the current cycle, however, yields on intermediate and long-term bonds have not risen as much as those on the short end, causing a “flattening” of the yield curve (the yield curve is a graphical depiction of bond yields across all maturities).

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

The Cash Management Portfolio

•                  At June 30, 2006, Cash Management Portfolio — in which the Funds invest their assets — had 89.1% of its net assets invested in high-quality commercial paper, a highly liquid type of security in which money market funds commonly invest.(1) The Portfolio also invests in high-quality U.S. Government agency securities and other short-term investments such as bank time deposits.

•                  During the six months ended June 30, 2006, shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund received $0.020 and $0.014 per share, respectively, in income dividends. Eaton Vance Cash Management Fund and EatonVance Money Market Fund had total returns of 2.00% and 1.46%, respectively, during the same period.(2)

•                  Management continued to maintain a relatively short weighted average maturity in the Portfolio to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase each Fund’s income stream. This strategy was beneficial during the period, as short-term rates continued to rise. However, if the Fed moderates its tightening policy, which would slow the rate of income gains for short-term money market instruments, management would likely increase the Fund’s weighted average maturity to lock in current interest rates for a somewhat longer period.

(1)          An investment in one of the money market funds is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

(2)          Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

Asset Allocation*

By net assets

*                 Asset Allocation information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Money Market Funds as of June 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 – June 30, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Cash Management Fund

	Beginning Account Value (1/1/06)	Ending Account Value (6/30/06)	Expenses Paid During Period* (1/1/06 – 6/30/06)
Actual	$1,000.00	$1,020.00	$3.86
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.00	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2005. The example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Money Market Fund

	Beginning Account Value (1/1/06)	Ending Account Value (6/30/06)	Expenses Paid During Period* (1/1/06 – 6/30/06)
Actual	$1,000.00	$1,014.60	$9.19
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,015.70	$9.20

* Expenses are equal to the Fund's annualized expense ratio of 1.84% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2005. The example reflects the expenses of both the Fund and the Portfolio.

2

Eaton Vance Money Market Funds as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of June 30, 2006

	Cash Management Fund	Money Market Fund
Assets
Investment in Cash Management Portfolio, at value	$100,582,879	$54,496,151
Receivable for Fund shares sold	3,306,721	82,510
Total assets	$103,889,600	$54,578,661
Liabilities
Payable for Fund shares redeemed	$1,230,822	$334,479
Dividends payable	140,818	24,895
Payable to affiliate for Trustees' fees	440	438
Payable to affiliate for distribution and service fees	—	45,393
Accrued expenses	42,068	40,420
Total liabilities	$1,414,148	$445,625
Net Assets (represented by paid-in-capital)	$102,475,452	$54,133,036
Shares of Beneficial Interest Outstanding
	102,475,452	54,133,036
Net Asset Value, Offering Price and Redemption Price Per Share
(Net assets ÷ shares of beneficial interest outstanding)	$1.00	$1.00

See notes to financial statements

3

Eaton Vance Money Market Funds as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended June 30, 2006

	Cash Management Fund	Money Market Fund
Investment Income
Interest allocated from Portfolio	$2,107,901	$1,056,037
Expenses allocated from Portfolio	(264,523)	(132,491)
Net investment income from Portfolio	$1,843,378	923,546
Expenses
Trustees fees and expenses	$852	$850
Distribution and service fees	—	194,513
Legal and accounting services	9,425	9,257
Printing and postage	2,466	4,907
Custodian fee	8,326	5,322
Transfer and dividend disbursing agent fees	27,862	31,514
Registration fees	23,530	21,861
Miscellaneous	1,829	6,329
Total expenses	$74,290	$274,553
Net investment income	$1,769,088	$648,993
Realized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(12)	$(6)
Increase from payment by affiliate	25	12
Net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines	(25)	(12)
Net realized loss	$(12)	$(6)
Net increase in net assets from operations	$1,769,076	$648,987

See notes to financial statements

4

Eaton Vance Money Market Funds as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2006

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$1,769,088	$648,993
Net realized loss from investment transactions, payment by affiliate and the disposal of an investment which did not meet the Portfolio's investment guidelines	(12)	(6)
Net increase in net assets from operations	$1,769,076	$648,987
Distributions to shareholders —
From net investment income	$(1,769,076)	$(648,987)
Total distributions to shareholders	$(1,769,076)	$(648,987)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per Share —
Proceeds from sale of shares	$70,709,033	$27,904,286
Net asset value of shares issued to shareholders in payment of distributions declared	1,019,409	520,933
Cost of shares redeemed	(64,222,401)	(22,631,635)
Net increase in net assets from Fund share transactions	$7,506,041	$5,793,584
Net increase in net assets	$7,506,041	$5,793,584
Net Assets
At beginning of period	$94,969,411	$48,339,452
At end of period	$102,475,452	$54,133,036

See notes to financial statements

5

Eaton Vance Money Market Funds as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 2005

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$2,239,721	$788,564
Net realized loss from investment transactions, payment by affiliate and the disposal of an investment which did not meet the Portfolio's investment guidelines	(86)	(54)
Net increase in net assets from operations	$2,239,635	$788,510
Distributions to shareholders —
From net investment income	$(2,239,635)	$(788,510)
Total distributions to shareholders	$(2,239,635)	$(788,510)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per Share —
Proceeds from sale of shares	$138,809,354	$43,940,101
Net asset value of shares issued to shareholders in payment of distributions declared	1,366,207	637,780
Cost of shares redeemed	(143,371,207)	(64,123,257)
Net decrease in net assets from Fund share transactions	$(3,195,646)	$(19,545,376)
Net decrease in net assets	$(3,195,646)	$(19,545,376)
Net Assets
At beginning of year	$98,165,057	$67,884,828
At end of year	$94,969,411	$48,339,452

See notes to financial statements

6

Eaton Vance Money Market Funds as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Cash Management Fund
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value — Beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.020		$0.024		$0.006	$0.005	$0.010	$0.033
Less distributions
From net investment income	$(0.020)		$(0.024)		$(0.006)	$(0.005)	$(0.010)	$(0.033)
Total distributions	$(0.020)		$(0.024)		$(0.006)	$(0.005)	$(0.010)	$(0.033)
Net asset value — End of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total Return(1)	2.00	%(2)	2.48	%(2)	0.60%	0.48%	1.02%	3.46%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$102,475		$94,969		$98,165	$101,364	$111,741	$143,079
Ratios (As a percentage of average daily net assets):
Expenses(3)	0.77	%(4)	0.80%		0.79%	0.68%	0.79%	0.79%
Expenses after custodian fee reduction(3)	0.77	%(4)	0.80%		0.79%	0.68%	0.79%	0.79%
Net investment income	4.01	%(4)	2.46%		0.60%	0.47%	1.02%	3.16%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(2)  During the six months ended June 30, 2006 and the year ended December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the six months ended June 30, 2006 and the year ended December 31, 2005.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

7

Eaton Vance Money Market Funds as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Money Market Fund
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value — Beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.014		$0.014		$0.001	$—	$0.002	$0.024
Less distributions
From net investment income	$(0.014)		$(0.014)		$(0.001)	$—	$(0.002)	$(0.024)
Total distributions	$(0.014)		$(0.014)		$(0.001)	$—	$(0.002)	$(0.024)
Net asset value — End of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total Return(1)	1.46	%(2)	1.45	%(2)	0.05%	0.00%	0.19%	2.46%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$54,133		$48,339		$67,885	$100,241	$158,719	$168,555
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.84	%(4)	1.82%		1.31%	1.17%	1.61%	1.68%
Net expenses after custodian fee reduction(3)	1.84	%(4)	1.82%		1.31%	1.17%	1.61%	1.68%
Net investment income	2.94	%(4)	1.40%		0.04%	0.00%	0.20%	2.25%
† The operating expenses of the Fund may reflect an allocation of expenses to the Administrator and a waiver of expenses by the Distributor. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)					1.71%	1.66%	1.61%
Expenses after custodian fee reduction(3)					1.71%	1.66%	1.61%
Net investment income (loss)					(0.35)%	(0.49)%	0.20%
Net investment income (loss) per share					$(0.004)	$(0.005)	$0.002

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  During the six months ended June 30, 2006 and the year ended December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the six months ended June 30, 2006 and the year ended December 31, 2005.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

8

Eaton Vance Money Market Funds as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects each Fund's proportionate interest in the net assets of the Portfolio (63.8% for Cash Management Fund and 34.5% for Money Market Fund at June 30, 2006). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each respective Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

Eaton Vance Money Market Funds as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

4  Transactions with Affiliates

EVM serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2006, EVM received $2,025 and $1,972 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), daily amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The Fund paid or accrued $165,473 to or payable to EVD for the six months ended June 30, 2006, representing 0.75% (annualized) of the Fund's average daily net assets. At June 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $11,599,000. The Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees approved service fee payments equal to 0.15% annually of the Fund's average daily net assets of shares outstanding for one year or more. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2006 amounted to $29,040.

Certain officers and Trustees of the Funds are officers of EVD.

6  Contingent Deferred Sales Charge (CDSC)

Shares of the Money Market Fund (other than those acquired as the result of an exchange from another Eaton Vance fund) generally are subject to a CDSC on redemptions of shares made within six years of purchase, at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Shares of Money Market Fund and Cash Management Fund acquired as a result of an exchange from shares of another Eaton Vance Fund are subject to the original CDSC rate, if any, from the date of original purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC assessed on Money Market Fund shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC received from Money Market Fund shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $0 and $104,000 of CDSC paid by shareholders of the Cash Management Fund and Money Market Fund, respectively, for the six months ended June 30, 2006.

Eaton Vance Money Market Funds as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 2006 were as follows:

Cash Management Fund
Increases	$67,573,115
Decreases	64,346,840
Money Market Fund
Increases	$27,921,788
Decreases	22,920,796

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact of applying the various provisions of FIN 48.

Cash Management Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 89.1%
Principal Amount (000's omitted)	Security	Value
Automotive — 3.7%
$5,817	American Honda Finance Corp., 5.02%, 7/10/06	$5,809,700
		$5,809,700
Banking and Finance — 64.2%
$7,300	Abbey National North America, LLC, 5.25%, 7/5/06	$7,295,742
3,950	Barclays US Funding, LLC, 5.09%, 7/18/06	3,940,506
1,170	Barclays US Funding, LLC, 5.30%, 8/16/06	1,162,076
2,000	Barclays US Funding, LLC, 5.30%, 8/24/06	1,984,100
1,625	Barton Capital Corp., 5.25%, 7/20/06(1)	1,620,498
4,725	Barton Capital Corp., 5.26%, 8/1/06(1)	4,703,598
1,715	BNP Paribas Finance, Inc., 5.13%, 7/10/06	1,712,800
2,600	BNP Paribas Finance, Inc., 5.28%, 8/16/06	2,582,458
4,000	CAFCO, LLC, 5.21%, 8/11/06(1)	3,976,266
2,300	CAFCO, LLC, 5.26%, 8/8/06(1)	2,287,230
3,570	CIESCO, LLC, 5.23%, 8/11/06(1)	3,548,736
2,670	CIESCO, LLC, 5.32%, 8/16/06(1)	2,651,850
4,700	Countrywide Financial Corp., 5.25%, 7/12/06	4,692,460
1,400	CRC Funding, LLC, 5.26%, 7/21/06(1)	1,395,909
4,850	CRC Funding, LLC, 5.27%, 8/10/06(1)	4,821,601
7,000	HSBC Finance Corp., 5.21%, 7/21/06	6,979,740
3,604	ING (U.S.) Funding, LLC, 5.25%, 7/26/06	3,590,860
2,215	Kittyhawk Funding Corp., 5.05%, 7/27/06(1)	2,206,922
1,283	Kittyhawk Funding Corp., 5.08%, 7/6/06(1)	1,282,095
2,205	Kittyhawk Funding Corp., 5.24%, 7/18/06(1)	2,199,543
6,310	Novartis Finance Corp., 5.28%, 7/11/06(1)	6,300,745
4,300	Old Line Funding Corp., 5.14%, 7/12/06(1)	4,293,246
1,900	Old Line Funding Corp., 5.28%, 8/2/06(1)	1,891,083
3,372	Ranger Funding Co., LLC, 5.18%, 7/26/06(1)	3,359,870
2,795	Ranger Funding Co., LLC, 5.20%, 7/17/06(1)	2,788,541
3,345	Sheffield Receivables Corp., 5.11%, 7/11/06(1)	3,340,252
2,960	Sheffield Receivables Corp., 5.25%, 8/7/06(1)	2,944,029
1,285	Societe Generale N.A., 5.04%, 7/6/06	1,284,100
1,725	Societe Generale N.A., 5.15%, 7/5/06	1,724,013
3,900	UBS Finance Delaware, LLC, 5.15%, 7/7/06	3,896,652
4,855	Yorktown Capital, LLC, 5.21%, 7/18/06(1)	4,843,056
		$101,300,577
Credit Unions — 2.9%
$4,600	Mid-States Corp. Federal Credit Union, 5.16%, 7/13/06	$4,592,088
		$4,592,088

Principal Amount (000's omitted)	Security	Value
Electric Utilities — 3.0%
$4,750	Southern Co., 5.20%, 7/13/06(1)	$4,741,767
		$4,741,767
Industrial Equipment — 4.3%
$4,735	Alcoa, Inc., 5.31%, 7/3/06	$4,733,603
2,000	Eaton Corp., 5.22%, 7/5/06(1)	1,998,840
		$6,732,443
Insurance — 11.0%
$7,349	American General Finance Corp., 5.25%, 7/6/06	$7,343,641
3,610	New York Life Capital Corp., 5.18%, 7/10/06(1)	3,605,325
3,507	Prudential Financial, Inc., 5.08%, 7/7/06(1)	3,504,031
2,986	Prudential Financial, Inc., 5.25%, 8/14/06(1)	2,966,840
		$17,419,837
Total Commercial Paper (amortized cost, $140,596,412)		$140,596,412
U.S. Government Agency Obligations — 3.2%
Principal Amount (000's omitted)	Security	Value
$3,000	FHLMC Discount Notes, Series RB, 5.25%, 8/15/06	$2,980,312
2,000	FNMA, 5.50%, 7/10/07	2,000,000
Total U.S. Government Agency Obligations (amortized cost, $4,980,312)		$4,980,312
Certificate of Deposit — 3.8%
Principal Amount (000's omitted)	Security	Value
$6,000	Citizens Bank of Massachusetts, Certificate of Deposit, 5.309%, 7/12/06	$6,000,000
Total Certificate of Deposit (amortized cost, $6,000,000)		$6,000,000

See notes to financial statements

12

Cash Management Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Time Deposit — 4.0%
Principal Amount (000's omitted)	Security	Value
$2,000	Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	$2,000,000
4,275	Societe Generale Time Deposit, 5.313%, 7/3/06	4,275,000
Total Time Deposit (amortized cost, $6,275,000)		$6,275,000
Total Investments — 100.1% (amortized cost, $157,851,724)(2)		$157,851,724
Other Assets, Less Liabilities — (0.1)%		$(84,992)
Net Assets — 100.0%		$157,766,732

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae and Freddie Mac are not issued or guaranteed by the U.S. Government.

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

See notes to financial statements

13

Cash Management Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at amortized cost	$157,851,724
Cash	468
Interest receivable	25,821
Total assets	$157,878,013
Liabilities
Payable to affiliate for investment advisory fees	$62,891
Payable to affiliate for Trustees' fees	2,307
Accrued expenses	46,083
Total liabilities	$111,281
Net Assets applicable to investors' interest in Portfolio	$157,766,732
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$157,766,732
Total	$157,766,732

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Interest	$3,230,189
Total investment income	$3,230,189
Expenses
Investment adviser fee	$342,291
Trustees' fees and expenses	3,783
Custodian fee	37,144
Legal and accounting services	22,134
Total expenses	$405,352
Deduct — Reduction of custodian fee	$9
Total expense reductions	$9
Net expenses	$405,343
Net investment income	$2,824,846
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(19)
Increase from payment by affiliate	37
Net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines	(37)
Net realized loss	$(19)
Net increase in net assets from operations	$2,824,827

See notes to financial statements

14

Cash Management Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$2,824,846	$3,954,413
Net realized loss from investment transactions, payment by affiliate and the disposal of an investment which did not meet the Portfolio's investment guidelines	(19)	(141)
Net increase in net assets from operations	$2,824,827	$3,954,272
Capital transactions — Contributions	$95,947,026	$184,089,048
Withdrawals	(87,818,865)	(210,117,271)
Net increase (decrease) in net assets from capital transactions	$8,128,161	$(26,028,223)
Net increase (decrease) in net assets	$10,952,988	$(22,073,951)
Net Assets
At beginning of period	$146,813,744	$168,887,695
At end of period	$157,766,732	$146,813,744

See notes to financial statements

15

Cash Management Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004	2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.60	%(1)	0.60%		0.59%	0.57%	0.58%	0.57%
Expenses after custodian fee reduction	0.60	%(1)	0.60%		0.59%	0.57%	0.58%	0.57%
Net investment income	4.16	%(1)	2.63%		0.78%	0.59%	1.22%	3.33%
Total Return	2.10	%(2)	2.67	%(2)	0.78%	0.60%	1.22%	3.70%

(1)  Annualized.

(2)  During the six months ended June 30, 2006 and the year ended December 31, 2005, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the six months ended June 30, 2006 and the year ended December 31, 2005.

See notes to financial statements

16

Cash Management Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2006, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 63.8% and 34.5%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation — The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Cash Management Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $342,291 for the six months ended June 30, 2006. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

BMR made a voluntary reimbursement to the Portfolio of $37 to compensate the Portfolio for a realized loss incurred from the sale of an investment security which did not meet the Portfolio's investment guidelines.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

4  Investments

Purchases and sales (including maturities) of investments during the six months ended June 30, 2006, exclusive of U.S. Government and agency securities, aggregated $1,128,631,452 and $1,123,638,944, respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $18,200,918 and $15,425,000, respectively.

5  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

19

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Cash Management Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the "Funds") invest, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

20

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund and that, assuming reasonably foreseeable increases in the assets of the Portfolio, the Adviser and its affiliates and the Funds can be expected to continue to share such benefits equitably.

21

Eaton Vance Money Market Funds

INVESTMENT MANAGEMENT

Eaton Vance Mutual Funds Trust

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Cash Management Portfolio

Officers Elizabeth S. Kenyon President and Portfolio Manager Thomas H. Luster Vice President Kristin S. Anagnost Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

22

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Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-8/06  MMSRC

Semiannual Report June 30, 2006

EATON VANCE
AMT-FREE
MUNICIPAL
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

INVESTMENT UPDATE

Performance for the Six Months Ended June 30, 2006

•                  The Fund’s Class A shares had a total return of 1.12% for the six months ended June 30, 2006.(1) This return was the result of a decrease in net asset value (NAV) per share to $9.70 on June 30, 2006, from $9.80 on December 31, 2005, and the reinvestment of $0.211 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 0.74% for the same period.(1) This return was the result of a decrease in NAV per share to $9.64 on June 30, 2006, from $9.74 on December 31, 2005, and the reinvestment of $0.173 in dividends.(2)

•                  The Fund’s Class C shares had a total return of -0.24% for the period from the start of business on May 2, 2006 to June 30, 2006.(1) This return was the result of a decrease in NAV per share to $9.64 per share on June 30, 2006, from $9.72 at the close of business on May 1, 2006, and the reinvestment of $0.056 in dividends.(2)

•                  The Fund’s Class I shares had a total return of 1.24% for the six months ended June 30, 2006.(1) This return was the result of a decrease in net asset value (NAV) per share to $10.60 on June 30, 2006, from $10.71 on December 31, 2005, and the reinvestment of $0.244 in dividends.(2)

Economic and Market Conditions

The economy expanded at an estimated 2.5% pace in the second quarter of 2006, a downshift from the 5.6% rate achieved in the first quarter. Even with a cooling housing market, the economy generated respectable growth in the first half of 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs and appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

As of June 30, 2006, investor sentiment regarding the Fed’s monetary policy appeared to have stabilized, as investors began to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). By the end of the period, the Fed had raised rates at each of the last 17 Open Market Committee meetings, including four occasions in the six-month period, with the current Federal Funds rate standing at 5.25% on June 30, 2006.

Boosted by relatively low long-term interest rates, the municipal market saw record supply in 2005, with more than $400 billion in new issuance. While, in general, supply has lagged thus far in 2006, June saw a surprising jump in secondary supply, which caused municipal bonds to underperform Treasuries for the month. At June 30, 2006, long-term AAA-rated, insured municipal bonds yielded 90% 0f U.S. Treasury bonds with similar maturities.*

For the six months ended June 30, 2006, the Lehman Brothers Municipal Bond Index(3) (the “Index”), a broad-based, unmanaged municipal market index, posted a modest gain of 0.28%. For more information about the Fund’s performance and that of funds in the same Lipper Classification(3), see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the municipal yield curve was a relatively attractive place to be positioned.

During the six months ended June 30, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices remained elevated. The economy moderated in the second quarter after strong first quarter growth, while inflation expectations remained contained. In this climate, management continued to maintain a somewhat cautious outlook on interest rates and positioned the Fund’s duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s return during the period. Finally, management continued to monitor closely call protection in the Fund. Call protection remains an important strategic consideration for municipal bond investors.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com

On May 1, 2006, the Fund’s name was changed from Eaton Vance Municipal Bond Fund to Eaton Vance AMT-Free Municipal Bond Fund to reflect that fact that the Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I shares have no sales charge. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal income tax; income may be subject to state and local taxes. (3) It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. *Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C		Class I
Average Annual Total Returns (at net asset value)
SixMonths	1.12%	0.74%	N.A.		1.24%
One Year	2.72	2.04	N.A.		3.03
Five Years	6.03	5.27	N.A.		6.28
Ten Years	N.A.	N.A.	N.A.		6.58
Life of Fund†	5.11	4.24	-0.24	*	7.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
SixMonths	-3.69%	-4.21%	N.A.		1.24%
One Year	-2.14	-2.88	N.A.		3.03
Five Years	5.01	4.94	N.A.		6.28
Ten Years	N.A.	N.A.	N.A.		6.58
Life of Fund†	4.51	4.24	-1.24	*	7.14

†Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class C: 5/2/06; Class I: 3/16/78.

* Returns are cumulative since the inception of the share class.

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. Class I shares are offered to certain investors at net asset value. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflects a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	0.28%
One Year	0.89
Five Years	5.05
Ten Years	5.79

Lipper Averages(3)

Lipper General Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	0.21%
One Year	0.71
Five Years	4.32
Ten Years	4.91

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(4)	4.33%	3.56%	3.56%	4.58%
Taxable-Equivalent Distribution Rate(4),(5)	6.66	5.48	5.48	7.05
SEC 30-day Yield(6)	3.94	3.38	2.79	4.39
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.06	5.20	4.29	6.75

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

•	Number of Issues:	165
•	Average Maturity:	23.7 years
•	Average Effective Maturity:	15.6 years
•	Average Rating:	AA-
•	Average Call Protection:	10.4 years
•	Average Dollar Price:	$95.93

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 260, 259, 224, and 143 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent rates. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 6/30/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 – June 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance AMT-Free Municipal Bond Fund

	Beginning Account Value (1/1/06)	Ending Account Value (6/30/06)	Expenses Paid During Period (1/1/06 – 6/30/06)
Actual*
Class A	$1,000.00	$1,011.20	$4.29
Class B	$1,000.00	$1,007.40	$8.01
Class C	$1,000.00	$997.60	$2.64
Class I	$1,000.00	$1,012.40	$3.04

* Class C shares had not commenced operations as of January 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares, 1.61% for Class C shares and 0.61% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period; 60/365 for Class C to reflect the period from commencement of operations on May 2, 2006 to June 30, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on December 31, 2005 (May 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.31
Class B	$1,000.00	$1,016.80	$8.05
Class C	$1,000.00	$1,016.80	$8.05
Class I	$1,000.00	$1,021.80	$3.06

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares, 1.61% for Class C shares, and 0.61% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the asset value per share determined at the close of business on December 31, 2005.

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%
Principal Amount (000's omitted)	Security	Value
Education — 1.7%
$650	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	$654,712
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,439,996
2,500	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	2,557,500
1,750	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.71%, 10/1/29(1)(2)	1,888,897
		$6,541,105
Electric Utilities — 4.2%
$2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$2,110,311
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,297,950
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	2,130,870
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,090,260
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,358,008
		$15,987,399
Escrowed / Prerefunded — 7.6%
$1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$1,848,420
14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	6,313,860
10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	5,893,400
1,180	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,241,124
1,425	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	1,458,715
1,000	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,064,600
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(3)	5,807,450
2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	1,806,175
6,000	Savannah, GA, EDA, Escrowed to Maturity, 0.00%, 12/1/21	2,831,460
625	Sullivan County, TN, Health, Educational and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	696,919
375	Sullivan County, TN, Health, Educational and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	418,151
		$29,380,274

Principal Amount (000's omitted)	Security	Value
General Obligations — 7.0%
$2,600	California, 5.25%, 4/1/30	$2,671,812
3,000	California, 5.25%, 2/1/33	3,084,720
2,380	California, 5.50%, 11/1/33	2,529,750
4,365	Georgia, 1.00%, 3/1/26	2,249,590
1,500	Georgia, 2.00%, 12/1/23	1,010,025
5,000	New York, NY, 5.00%, 11/1/26	5,066,000
5,405	New York, NY, 5.00%, 6/1/30	5,457,861
1,725	New York, NY, Variable Rate, 7.006%, 6/1/28(1)(4)	1,902,054
4,000	South Carolina, 3.25%, 8/1/30	3,037,600
		$27,009,412
Health Care-Miscellaneous — 2.1%
$3,000	Allegheny County, PA, IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$3,127,920
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	214,966
120	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	128,980
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	107,483
2,033	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,060,807
1,708	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	1,735,296
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	517,621
		$7,893,073
Hospital — 17.5%
$2,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,995,240
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,606,328
1,800	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,820,808
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,002,240
2,630	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,604,147
6,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	6,631,950

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$495,425
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,056,445
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,014,830
980	Chautauqua County, NY, IDA, (Women's Christian Association), 6.40%, 11/15/29	1,016,848
5,750	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	5,752,242
1,060	Indiana HEFA, (Clarian Health Partners), 4.75%, 2/15/34	1,018,035
470	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/36	464,600
1,000	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/39	991,200
800	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	817,144
4,150	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	4,317,369
7,630	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	7,644,878
10,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	10,054,000
3,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,288,510
3,800	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	3,751,474
1,575	Oneida County, NY, IDA, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,589,632
265	Prince George's County, MD, (Greater Southeast Healthcare System), 6.20%, 1/1/08(5)	7,155
1,030	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	27,810
1,135	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 6.71%, 11/15/27(1)(2)	1,211,465
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,082,092
1,000	Tangipahoa Parish, LA, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	981,620
		$67,243,487
Housing — 2.5%
$1,000	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$988,170
1,020	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	1,003,201
1,300	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	1,479,582
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,562,925
1,305	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,330,121

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$840	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(5)	$798,403
1,130	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	1,137,435
285	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06(5)	254,362
		$9,554,199
Industrial Development Revenue — 5.3%
$200	Florence County, SC, (Stone Container), 7.375%, 2/1/07	$200,280
945	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	973,492
9,010	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	9,606,192
2,165	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 7.44%, 10/1/35(1)(4)(6)	2,557,948
1,750	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)	1,690,850
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,814,000
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,451,887
		$20,294,649
Insured-Education — 2.7%
$1,620	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$1,522,589
2,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/31	2,257,760
3,430	Pennsylvania HEFA, (Temple University), (MBIA), 4.50%, 4/1/36	3,244,300
1,570	University of California, (MBIA), 4.75%, 5/15/37	1,549,873
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	1,901,253
		$10,475,775
Insured-Electric Utilities — 4.9%
$2,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$2,081,320
1,000	Hamilton Ohio Electric, (FSA), 4.70%, 10/15/25	991,040
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	935,222
5,000	Omaha Public Power District, (FGIC), 4.75%, 2/1/36	4,910,100
5,000	Sacramento Municipal Utility District, (Consumnes Project), (MBIA), 4.75%, 7/1/24	5,017,800
5,000	Sacramento Municipal Utility District, (Consumnes Project), (MBIA), 4.75%, 7/1/25	5,001,950
		$18,937,432

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 3.5%
$11,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	$11,744,920
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 8.171%, 1/1/30(1)(4)	1,735,875
		$13,480,795
Insured-General Obligations — 7.6%
$9,055	California, (AMBAC), 4.25%, 3/1/30	$8,205,732
1,320	California, (AMBAC), Variable Rate, 8.57%, 5/1/26(1)(4)	1,556,808
125	California, (FGIC), Variable Rate, 33.08%, 12/1/29(1)(4)(7)	283,625
1,500	California, Residual Certificates, (AMBAC), Variable Rate, 8.115%, 10/1/30(1)(4)	1,792,950
750	California, RITES, (AMBAC), Variable Rate, 6.607%, 2/1/28(1)(4)	867,518
1,800	Connecticut, (AMBAC), Variable Rate, 7.36%, 7/1/19(1)(4)	2,262,384
4,160	Fairfax, VA, (MBIA), 4.50%, 1/15/36(8)	3,998,883
2,500	Georgia, (MBIA), 2.00%, 9/1/24	1,652,675
1,000	Linn County, OR, Community School District, (FGIC), 5.25%, 6/15/26	1,089,080
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,184,859
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,611,043
1,895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,427,181
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,384,050
		$29,316,788
Insured-Hospital — 1.6%
$1,260	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 7.30%, 8/15/38(1)(4)	$1,579,511
800	Maryland HEFA, (Medlantic/Helix Issue), (FSA), 7.30%, 8/15/38(1)(4)	1,002,864
3,790	Washington Health Care Facilities Authority, (FGIC), (Providence Health Care Services), 4.50%, 10/1/35	3,524,852
		$6,107,227
Insured-Housing — 0.9%
$3,405	Maryland Economic Development Corp., (University of Maryland College Park Project), (CIFG), 5.00%, 6/1/33	$3,467,550
		$3,467,550
Insured-Lease Revenue / Certificates of Participation — 2.1%
$10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	$2,859,800

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$12,800	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	$4,043,392
2,500	Saint Louis, MO, IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,343,300
		$8,246,492
Insured-Other Revenue — 1.0%
$3,750	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/35	$3,799,688
		$3,799,688
Insured-Special Tax Revenue — 1.8%
$4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	$1,824,040
3,400	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	3,300,244
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,759,730
		$6,884,014
Insured-Transportation — 4.0%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,001,030
2,500	New Jersey Transportation Trust Fund Authority, (FGIC), 0.00%, 12/15/31	711,425
5,000	New Jersey Transportation Trust Fund Authority, (FSA), 0.00%, 12/15/33	1,278,750
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,154,150
1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	1,520,085
1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,519,530
1,030	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	982,352
1,585	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	1,362,450
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,794,400
		$15,324,172
Insured-Water and Sewer — 3.8%
$3,500	De Kalb County, GA, Water and Sewer, (FSA), 5.25%, 10/1/32	$3,766,140
8,260	New York, NY, Environmental Facilities Corp., (MBIA), 4.25%, 6/15/27	7,741,520

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$3,490	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	$3,134,125
		$14,641,785
Nursing Home — 1.8%
$770	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$802,371
1,100	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	1,115,026
1,090	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,090,316
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,057,740
1,650	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	1,689,138
		$6,754,591
Other Revenue — 5.7%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	$1,042,320
2,895	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	3,090,441
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,340,853
5,480	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	5,465,752
5,000	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.532%, 6/1/33(1)(2)	5,846,950
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21(1)	1,068,680
972	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	984,448
1,500	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.449%, 6/1/39(1)(2)(7)	1,851,120
1,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 7.209%, 6/1/37(1)(4)(7)	1,091,020
		$21,781,584
Senior Living / Life Care — 2.6%
$350	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$358,008
1,415	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	1,467,949

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,193,740
1,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,463,595
1,500	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,504,485
1,440	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	1,388,491
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(9)	783,765
		$10,160,033
Special Tax Revenue — 6.6%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,600,875
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	811,613
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,553,442
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,224,138
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,044,550
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,124,980
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,556,370
635	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	637,038
640	Jurupa, CA, Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	640,896
1,430	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,498,454
3,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/34	3,282,720
25	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	26,178
3,150	New Jersey EDA, (Cigarette Tax), Variable Rate, 6.90%, 6/15/34(1)(2)	3,446,856
1,200	New York City, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,209,720
2,485	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,454,111
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,072,310
		$25,184,251

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.6%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,510,461
3,750	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	3,662,513
		$6,172,974
Total Tax-Exempt Investments — 100.1% (identified cost $373,337,674)		$384,638,749
Other Assets, Less Liabilities — (0.1)%		$(575,038)
Net Assets — 100.0%		$384,063,711

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At June 30, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	27.4%
New York	12.9%
Others, representing less than 10% individually	59.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 34.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 9.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $37,927,706 or 9.9% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.

(5)  Defaulted bond.

(6)  When-issued security.

(7)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(8)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(9)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value (identified cost, $373,337,674)	$384,638,749
Cash	64,641
Receivable for investments sold	10,888,635
Receivable for Fund shares sold	2,095,079
Interest receivable	5,215,880
Total assets	$402,902,984
Liabilities
Payable for investments purchased	$14,057,349
Payable for when-issued securities	2,647,930
Payable for daily variation margin on open financial futures contracts	647,656
Dividends payable	572,918
Payable for Fund shares redeemed	493,127
Payable to affiliate for distribution and service fees	210,920
Payable to affiliate for investment advisory fees	141,574
Payable to affiliate for Trustees' fees	4,592
Accrued expenses	63,207
Total liabilities	$18,839,273
Net Assets	$384,063,711
Sources of Net Assets
Paid-in capital	$379,432,583
Accumulated net realized loss (computed on the basis of identified cost)	(6,947,755)
Accumulated undistributed net investment income	116,388
Net unrealized appreciation (computed on the basis of identified cost)	11,462,495
Total	$384,063,711
Class A Shares
Net Assets	$258,542,217
Shares Outstanding	26,647,868
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.70
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.70)	$10.18
Class B Shares
Net Assets	$46,898,750
Shares Outstanding	4,865,812
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.64
Class C Shares
Net Assets	$534,159
Shares Outstanding	55,399
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.64
Class I Shares
Net Assets	$78,088,585
Shares Outstanding	7,365,762
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.60
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Interest	$9,270,307
Total investment income	$9,270,307
Expenses
Investment adviser fee	$809,947
Trustees' fees and expenses	9,518
Distribution and service fees
Class A	284,953
Class B	240,224
Class C	123
Custodian fee	81,971
Transfer and dividend disbursing agent fees	63,504
Registration fees	50,515
Legal and accounting services	34,081
Printing and postage	15,054
Miscellaneous	38,672
Total expenses	$1,628,562
Deduct — Reduction of custodian fee	$26,559
Total expense reductions	$26,559
Net expenses	$1,602,003
Net investment income	$7,668,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(387,937)
Financial futures contracts	4,563,047
Net realized gain	$4,175,110
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(9,938,308)
Financial futures contracts	1,533,287
Net change in unrealized appreciation (depreciation)	$(8,405,021)
Net realized and unrealized loss	$(4,229,911)
Net increase in net assets from operations	$3,438,393

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$7,668,304	$12,727,841
Net realized gain (loss) from investment transactions and financial futures contracts	4,175,110	(4,676,965)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(8,405,021)	5,327,853
Net increase in net assets from operations	$3,438,393	$13,378,729
Distributions to shareholders — From net investment income
Class A	$(4,907,918)	$(7,252,577)
Class B	(856,260)	(2,080,356)
Class C	(272)	—
Class I	(1,787,466)	(3,688,056)
Total distributions to shareholders	$(7,551,916)	$(13,020,989)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$82,281,932	$109,534,608
Class B	1,818,471	4,488,209
Class C	546,000	—
Class I	2,687,028	12,369,122
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,779,234	3,787,043
Class B	484,941	1,200,327
Class C	222	—
Class I	959,493	2,070,122
Cost of shares redeemed Class A	(21,498,651)	(28,536,902)
Class B	(4,018,026)	(9,497,835)
Class C	(9,969)	—
Class I	(3,540,965)	(7,359,191)
Net asset value of shares exchanged Class A	665,489	585,108
Class B	(665,489)	(585,108)
Net increase in net assets from Fund share transactions	$62,489,710	$88,055,503
Net increase in net assets	$58,376,187	$88,413,243

Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
At beginning of period	$325,687,524	$237,274,281
At end of period	$384,063,711	$325,687,524
Accumulated undistributed net investment income included in net assets
At end of period	$116,388	$—

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)(2)
Net asset value — Beginning of period	$9.800		$9.780	$9.900	$9.720	$9.340	$9.370
Income (loss) from operations
Net investment income	$0.213		$0.447	$0.515	$0.526	$0.522	$0.497
Net realized and unrealized gain (loss)	(0.102)		0.036	(0.081)	0.151	0.347	(0.040)
Total income from operations	$0.111		$0.483	$0.434	$0.677	$0.869	$0.457
Less distributions
From net investment income	$(0.211)		$(0.463)	$(0.554)	$(0.497)	$(0.489)	$(0.487)
Total distributions	$(0.211)		$(0.463)	$(0.554)	$(0.497)	$(0.489)	$(0.487)
Net asset value — End of period	$9.700		$9.800	$9.780	$9.900	$9.720	$9.340
Total Return(3)	1.12%		5.04%	4.56%	7.17%	9.51%	4.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$258,542		$197,189	$111,706	$102,526	$85,048	$68,124
Ratios (As a percentage of average daily net assets):
Expenses	0.87	%(4)	0.89%	0.92%	0.89%	0.91%	0.93%
Expenses after custodian fee reduction	0.86	%(4)	0.87%	0.91%	0.89%	0.91%	0.90%
Net investment income	4.36	%(4)	4.56%	5.29%	5.42%	5.47%	5.27%
Portfolio Turnover	36%		51%	36%	34%	21%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.23% to 5.27%.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)(1)		2005(1)	2004(1)		2003(1)	2002(1)	2001(1)(2)
Net asset value — Beginning of period	$9.740		$9.710	$9.830		$9.660	$9.280	$9.300
Income (loss) from operations
Net investment income	$0.177		$0.378	$0.439		$0.450	$0.447	$0.433
Net realized and unrealized gain (loss)	(0.104)		0.039	(0.081)		0.142	0.348	(0.036)
Total income from operations	$0.073		$0.417	$0.358		$0.592	$0.795	$0.397
Less distributions
From net investment income	$(0.173)		$(0.387)	$(0.478)		$(0.422)	$(0.415)	$(0.417)
Total distributions	$(0.173)		$(0.387)	$(0.478)		$(0.422)	$(0.415)	$(0.417)
Net asset value — End of period	$9.640		$9.740	$9.710		$9.830	$9.660	$9.280
Total Return(3)	0.74%		4.37%	3.97	%(4)	6.26%	8.72%	4.36%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,899		$49,728	$54,016		$61,793	$57,347	$40,168
Ratios (As a percentage of average daily net assets):
Expenses	1.62	%(5)	1.64%	1.67%		1.64%	1.66%	1.68%
Expenses after custodian fee reduction	1.61	%(5)	1.62%	1.66%		1.64%	1.66%	1.65%
Net investment income	3.64	%(5)	3.88%	4.54%		4.67%	4.71%	4.62%
Portfolio Turnover	36%		51%	36%		34%	21%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 4.58% to 4.62%.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.21% due to a change in the timing of the reinvestment of distributions.

(5)  Annualized.

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Period Ended June 30, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$9.720
Income (loss) from operations
Net investment income	$0.021
Net realized and unrealized loss	(0.045)
Total loss from operations	$(0.024)
Less distributions
From net investment income	$(0.056)
Total distributions	$(0.056)
Net asset value — End of period	$9.640
Total Return(3)	(0.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$534
Ratios (As a percentage of average daily net assets):
Expenses	1.62	%(4)
Expenses after custodian fee reduction	1.61	%(4)
Net investment income	1.49	%(4)
Portfolio Turnover	36	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on May 2, 2006, to June 30, 2006.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized bases.

(4)  Annualized.

(5)  For the six months ended June 30, 2006.

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)(2)
Net asset value — Beginning of period	$10.710		$10.690	$10.810	$10.620	$10.200	$10.240
Income (loss) from operations
Net investment income	$0.247		$0.521	$0.589	$0.602	$0.598	$0.570
Net realized and unrealized gain (loss)	(0.113)		0.032	(0.079)	0.159	0.383	(0.053)
Total income from operations	$0.134		$0.553	$0.510	$0.761	$0.981	$0.517
Less distributions
From net investment income	$(0.244)		$(0.533)	$(0.630)	$(0.571)	$(0.561)	$(0.557)
Total distributions	$(0.244)		$(0.533)	$(0.630)	$(0.571)	$(0.561)	$(0.557)
Net asset value — End of period	$10.600		$10.710	$10.690	$10.810	$10.620	$10.200
Total Return(3)	1.24%		5.28%	4.91%	7.38%	9.84%	5.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$78,089		$78,771	$71,552	$77,759	$82,600	$85,751
Ratios (As a percentage of average daily net assets):
Expenses	0.62	%(4)	0.64%	0.67%	0.64%	0.66%	0.69%
Expenses after custodian fee reduction	0.61	%(4)	0.62%	0.66%	0.64%	0.66%	0.66%
Net investment income	4.64	%(4)	4.86%	5.54%	5.68%	5.73%	5.53%
Portfolio Turnover	36%		51%	36%	34%	21%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.50% to 5.53%.

(3)  Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

See notes to financial statements

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Bond Fund (formerly Eaton Vance Municipal Bond Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $10,670,913 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2008 ($2,939,035), December 31, 2010 ($1,640,161), December 31, 2012 ($4,662,312), and December 31, 2013 ($1,429,405).

Additionally, at December 31, 2005, the Fund had a net capital loss of $2,317,294 attributable to security transactions incurred after October 31, 2005. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2006.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Put Options on Financial Futures
Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I    Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications— Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

M  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

N  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Class A	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	8,363,178	11,166,874
Issued to shareholders electing to receive payments of distributions in Fund shares	283,065	386,084
Redemptions	(2,186,688)	(2,913,963)
Exchange from Class B shares	67,737	59,562
Net increase	6,527,292	8,698,557

Class B	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	186,732	460,904
Issued to shareholders electing to receive payments of distributions in Fund shares	49,712	123,145
Redemptions	(410,571)	(976,202)
Exchange to Class A shares	(68,134)	(59,950)
Net decrease	(242,261)	(452,103)
Class C	Six Months Ended June 30, 2006 (Unaudited)(1)	Year Ended December 31, 2005
Sales	56,411	—
Issued to shareholders electing to receive payments of distributions in Fund shares	23	—
Redemptions	(1,035)	—
Net increase	55,399	—
Class I	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	249,978	1,154,396
Issued to shareholders electing to receive payments of distributions in Fund shares	89,404	193,085
Redemptions	(329,336)	(687,176)
Net increase	10,046	660,305

(1) Class C shares commenced operations on May 2, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For six months ended June 30, 2006, the fee was equivalent to 0.46% of the Fund's average daily net assets for such period and amounted to $809,947. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to

17

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended June 30, 2006, EVM received $3,750 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $27,878 and $35 from the Fund as its portion of the sales charge on sales of Class A and Class I shares, respectively, for the six months ended June 30, 2006.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

  5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2006 amounted to $284,953 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $180,168 and $92 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,393,000 and $34,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and , as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2006 amounted to $60,056 and $31 for Class B and Class C shares, respectively.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $30,000 and $54,000 of CDSC paid by Class A and Class B shareholders, respectively, for the six months ended June 30, 2006. EVD did not receive any CDSC for Class C shares for the period from the start of business, May 2, 2006, to June 30, 2006.

18

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  7  Purchases and Sales of Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $200,895,538 and $128,699,212 respectively.

  8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

  9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$372,778,153
Gross unrealized appreciation	$16,431,618
Gross unrealized depreciation	(4,571,022)
Net unrealized appreciation	$11,860,596

  10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2006, is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/06	829 U.S Treasury Bond	Short	$(88,256,611)	$(88,418,031)	$(161,420)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

  11  Name Change

Effective May 1, 2006, Eaton Vance Municipal Bond Fund changed its name to Eaton Vance AMT-Free Municipal Bond Fund.

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

19

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a

20

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance AMT-Free Municipal Bond Fund, formerly known as the Eaton Vance Municipal Bond Fund (the "Fund"), with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes in such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk and tax efficiency. The Board noted the experience of the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund is satisfactory.

21

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

22

Eaton Vance AMT-Free Municipal Bond Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Thomas H. Luster
Vice President
Robert B. MacIntosh
Vice Presdient
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

23

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance AMT-Free Municipal Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

279-8/06  MBSRC

Semiannual Report June 30, 2006

EATON VANCE
TAX FREE
RESERVES

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax Free Reserves as of June 30, 2006

INVESTMENT UPDATE

Kevin Dyer

Portfolio Manager

Investment Environment

•                  In the first half of 2006, the U.S. economy grew at a solid pace, with low to moderate inflation. U.S. Gross Domestic Product (GDP), the primary indicator of growth, expanded at a robust 5.6% annualized rate in the first quarter of 2006 and an estimated 2.5% for the second quarter. Unemployment, meanwhile, declined to 4.6% in June 2006 from 4.9% in December 2005.

•                  At its June 2006 meeting, the Federal Reserve Board (the Fed) increased the Fed Funds target rate, a key short-term interest rate benchmark, by 25 basis points (0.25%). This was the Fed’s 17th consecutive increase since June 2004, and it brought the Fed Funds target rate to 5.25% at June 30, 2006. Though welcomed by money market investors, it is not certain how many more times the Fed will increase short term rates.

•                  In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long-term bond yields higher as well. In the current cycle, however, yields on intermediate and long-term bonds have not risen as much as those on the short end, causing a “flattening” of the yield curve (the yield curve is a graphical depiction of bond yields across all maturities).

The Fund

•                  During the six months ended June 30, 2006, shareholders of Eaton Vance Tax Free Reserves received $0.012 per share in dividends.(1) The Fund’s total return for the same period was 1.26%.(2)

•                  Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase the Fund’s income stream.

•                  For the remainder of 2006, management intends to look selectively for opportunities to increase the Fund’s income by seeking potentially higher yields in the marketplace.

•                  Eaton Vance Tax Free Reserves invests principally in dollar-denominated, high-quality fixed-income securities, including bonds, notes and commercial paper, the interest from which is exempt from regular federal income tax.(1)

•                  The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services.

•                  Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,(1) can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.(3)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)          A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax. Income may be subject to state income tax.

(2)          Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. There is no sales charge.

(3)          An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.

Asset Allocation*

By net assets

*                 Asset allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance Tax Free Reserves as of June 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 – June 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax Free Reserves

	Beginning Account Value (1/1/06)	Ending Account Value (6/30/06)	Expenses Paid During Period* (1/1/06 – 6/30/06)
Actual	$1,000.00	$1,012.60	$3.64
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.20	$3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.73% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2005.

2

Eaton Vance Tax Free Reserves as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.5%
Principal Amount (000's omitted)	Security	Value
General Obligation Notes / Bonds — 5.5%
$1,000	Michigan, Series A, 4.50%, 9/29/06	$1,003,098
1,000	Texas, Tax and Revenue Anticipation, 4.50%, 8/31/06	1,001,443
		$2,004,541
Revenue Notes / Bonds — 2.8%
$1,000	Northampton County, PA, General Purpose Authority, (Lafayette College), 4.50%, 11/16/06	$1,004,984
		$1,004,984
Variable Rate Demand Obligations — 93.2%
$500	Chesapeake Bay Bridge and Tunnel Commission, VA, District Revenue, (MBIA), (SPA: Wachovia Bank N.A.), 4.01%, 7/1/25	$500,000
600	Chicago, IL, Board of Education, (CIFG), (SPA: DEPFA Bank PLC), 4.05%, 3/1/36	600,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 3.97%, 11/15/34	1,000,000
1,220	Colorado Educational and Cultural Facility Authority, (YMCA Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 3.97%, 7/1/18	1,220,000
1,500	Connecticut, HEFA, (Bradley Health Care), (LOC: Bank of America), 3.94%, 7/1/29	1,500,000
200	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: National Australia Bank), 3.97%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: National Australia Bank), 3.97%, 12/1/20	700,000
600	Delaware Valley, PA, Regional Finance Authority, Series C, (LOC: National Australia Bank), 3.97%, 12/1/20	600,000
500	East Bay, CA, Municipal Utility District Water System Revenue, (XLCA), (SPA: Dexia Credit Local), 3.90%, 6/1/38	500,000
1,000	Farmington, NM, Pollution Control Revenue, Series C, AMT, (Arizona Public Service Co.), (LOC: Barclays Bank PLC), 3.95%, 9/1/24	1,000,000
1,000	Fulco, GA, Hospital Authority, (Piedmont Hospital), (LOC: SunTrust Bank), 3.97%, 3/1/24	1,000,000
500	Galveston, TX, Industrial Development Corp., AMT, (Mitchell Industries), (LOC: JP Morgan Chase Bank), 4.15%, 9/1/13	500,000
1,600	Illinois Development Finance Authority, (Chicago Symphony Orchestra), (LOC: Northern Trust Co.), 3.95%, 12/1/28	1,600,000

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$1,000	Illinois Development Finance Authority, Series C, (Provena Health), (MBIA), (SPA: Bank One N.A.), 3.95%, 5/1/28	$1,000,000
1,500	Illinois Finance Authority Industrial Development Revenue, (Barton Manufacturing, Inc.), AMT, (LOC: National City Bank), 4.09%, 11/1/18	1,500,000
1,000	Illinois Finance Authority, (Northwestern University), 3.98%, 12/1/34	1,000,000
1,245	Illinois, (FSA), (SPA: Wachovia Bank N.A.), 4.01%, 12/1/24	1,245,000
600	Indiana Municipal Power Agency and Power Supply System Revenue, Series A, (LOC: Dexia Credit Local), 3.97%, 1/1/18	600,000
1,000	Jefferson County, AL, Sewer Revenue, (XLCA), (SPA: State Street B&T Co.), 3.98%, 2/1/42	1,000,000
1,500	King County, WA, Sewer Revenue, (LOC: Helaba), 3.98%, 1/1/32	1,500,000
500	Lawrence County, SD, Solid Waste Disposal Revenue, Series A, (Homestake Mining), (LOC: JP Morgan Chase Bank), 4.02%, 7/1/32	500,000
1,200	Massachusetts HEFA, (Partners Healthcare System), 3.99%, 7/1/17	1,200,000
425	Metropolitan Government of Nashville and Davidson County, TN, IDR, (Dixie Graphics, Inc.), (LOC: SunTrust Bank), 3.99%, 5/1/09	425,000
1,000	Mount Vernon, IN, Pollution Control and Solid Waste Disposal Revenue, (General Electric Co.), 3.95%, 11/1/18	1,000,000
1,000	New York, NY, (CIFG), (SPA: DEPFA Bank PLC), 3.96%, 8/15/29	1,000,000
1,000	North Carolina Capital Facility Finance Agency, (Salem Academy and College), (LOC: Branch Banking & Trust), 3.95%, 1/1/18	1,000,000
400	Ohio Higher Educational Facility Commission, (John Carroll University), (LOC: Allied Irish Bank PLC), 3.98%, 11/15/31	400,000
900	Pasadena, TX, School District, (SPA: Bank of America N.A.), (PSF Guaranteed), 3.97%, 8/15/26	900,000
500	Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC), (Liq: Salomon Smith Barney), 3.60%, 12/1/15	500,000
965	Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC), (Liq: Salomon Smith Barney), 3.60%, 12/15/15	965,000
520	Port Seattle, WA, AMT, (FGIC), (Liq: Citibank N.A.), 4.05%, 4/1/16	520,000
1,400	Private Colleges and Universities Authority, GA, (Emory University), 3.93%, 9/1/35	1,400,000
1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 4.20%, 12/1/27	1,300,000
1,000	Travis County, TX, Housing Finance Corp., (Multi-Family Housing), (Travis Apartments), (Liq: FNMA), 3.97%, 2/15/34	1,000,000

See notes to financial statements

3

Eaton Vance Tax Free Reserves as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University of PA), (SPA: DEPFA Bank PLC), 3.96%, 9/15/24	$1,300,000
1,000	Washington Housing Finance Commission, (Seattle Art Museum), (LOC: Allied Irish Bank PLC), 3.96%, 7/1/33	1,000,000
860	West Memphis, AR, Public Facility Board, AMT, (West Memphis Meadow 98 Apts.), (FHLMC), 4.02%, 12/1/34	860,000
		$34,035,000
Total Tax-Exempt Investments — 101.5% (identified cost $37,044,525)(1)		$37,044,525
Other Assets, Less Liabilities — (1.5)%		$(541,284)
Net Assets — 100.0%		$36,503,241

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

IDR - Industrial Development Revenue

LOC - Letter of Credit

Liq - Liquidity Provider

MBIA - Municipal Bond Insurance Association

PSF - Permanent School Fund

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The stated interest rate on variable rate demand obligations represents the rate in effect at June 30, 2006.

At June 30, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	22.6%
Pennsylvania	14.4%
Others, representing less than 10% individually	64.5%

At June 30, 2006, the concentration of the Fund's investments in the various industries, determined as a percentage of net assets, is as follows:

Education	16.7%
Industrial Development Revenue	16.2%
General Obligations	11.5%
Other Revenue	14.6%
Others, representing less than 10% individually	42.5%

(1)  Cost for federal income taxes is the same.

See notes to financial statements

4

Eaton Vance Tax Free Reserves as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at amortized cost	$37,044,525
Cash	25,121
Receivable for Fund shares sold	20,040
Interest receivable	211,122
Total assets	$37,300,808
Liabilities
Payable for Fund shares redeemed	$684,941
Dividends payable	68,887
Payable to affiliate for investment advisory fees	16,610
Payable to affiliate for Trustees' fees	442
Accrued expenses	26,687
Total liabilities	$797,567
Net Assets for 36,521,024 shares of beneficial interest outstanding	$36,503,241
Sources of Net Assets
Paid-in capital	$36,503,477
Accumulated net realized loss (computed on the basis of identified cost)	(236)
Total	$36,503,241
Shares of Beneficial Interest Outstanding
36,521,024
Net Asset Value, Offering Price and Redemption Price Per Share
($36,503,241 ÷ 36,521,024 shares of beneficial interest outstanding)	$1.00

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Interest	$615,437
Total investment income	$615,437
Expenses
Investment adviser fee	$95,368
Trustees' fees and expenses	851
Custodian fee	19,657
Legal and accounting services	16,313
Registration fees	14,524
Printing and postage	4,393
Transfer and dividend disbursing agent fees	2,746
Miscellaneous	4,758
Total expenses	$158,610
Deduct — Reduction of custodian fee	$19,657
Total expense reductions	$19,657
Net expenses	$138,953
Net investment income	$476,484

See notes to financial statements

5

Eaton Vance Tax Free Reserves as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$476,484	$570,826
Net increase in net assets from operations	$476,484	$570,826
Distributions to shareholders — From net investment income	$(476,484)	$(570,826)
Total distributions to shareholders	$(476,484)	$(570,826)
Transactions in shares of beneficial interest Net asset of $1.00 per share — Proceeds from sale of shares	$42,370,060	$77,348,986
Net asset value of shares issued to shareholders in payment of distributions declared	108,943	154,803
Cost of shares redeemed	(40,033,623)	(69,039,589)
Net increase in net assets from Fund share transactions	$2,445,380	$8,464,200
Net increase in net assets	$2,445,380	$8,464,200
Net Assets
At beginning of period	$34,057,861	$25,593,661
At end of period	$36,503,241	$34,057,861

See notes to financial statements

6

Eaton Vance Tax Free Reserves as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value — Beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.012		$0.017	$0.005	$0.004	$0.008	$0.021
Less distributions
From net investment income	$(0.012)		$(0.017)	$(0.005)	$(0.004)	$(0.008)	$(0.021)
Total distributions	$(0.012)		$(0.017)	$(0.005)	$(0.004)	$(0.008)	$(0.021)
Net asset value — End of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(1)	1.26%		1.67%	0.51%	0.44%	0.81%	2.20%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$36,503		$34,058	$25,594	$29,519	$29,265	$32,355
Ratios (As a percentage of average daily net assets):
Net expenses	0.83	%(2)	0.82%	0.83%	0.77%	0.85%	0.75%
Net expenses after custodian fee reduction	0.73	%(2)	0.71%	0.73%	0.67%	0.74%	0.66%
Net investment income	2.52	%(2)	1.69%	0.50%	0.43%	0.81%	2.18%

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.85%	0.83%	0.78%	0.79%
Expenses after custodian fee reduction	0.74%	0.73%	0.68%	0.70%
Net investment income	1.66%	0.50%	0.42%	2.13%
Net investment income per share	$0.017	$0.005	$0.004	$0.021

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  Annualized.

See notes to financial statements

7

Eaton Vance Tax Free Reserves as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to provide as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation — The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Interest Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $236, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2011 ($109), and on December 31, 2012 ($127). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

8

Eaton Vance Tax Free Reserves as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for capital gains relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the six months ended June 30, 2006, the fee amounted to $95,368. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2006, EVM received $163 in sub-transfer agent fees. Certain officers and Trustees of the Fund are officers of the above organization.

4  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

6  Purchases and Sales of Investments

The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $38,204,780 and $35,810,000, respectively, for six months ended June 30, 2006.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

9

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

10

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax Free Reserves (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three, five- and ten-year periods ended September 30, 2005 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by the Fund's emphasis on quality and its lower proportion of securities which produce income subject to alternative minimum tax ("AMT Securities"). AMT Securities generally have higher yields than securities which produce income not subject to alternative

11

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

minimum tax. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

12

Eaton Vance Tax Free Reserves

INVESTMENT MANAGEMENT

Eaton Vance Tax Free Reserves

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President and Portfolio Manager
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

13

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Investment Adviser
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax Free Reserves

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

277-8/06  TRSRC

Semiannual Report June 30, 2006

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.1

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

INVESTMENT UPDATE

Lewis R. Piantedosi

Co-Portfolio Manager

Duncan W. Richardson, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2006, Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) Class A shares had a total return of 2.79%. This return was the result of an increase in net asset value (NAV) per share to $23.96 on June 30, 2006, from $23.31 on December 31, 2005.(1)

•                  The Fund’s Class B shares had a total return of 2.39% during the same period, the result of an increase in NAV per share to $22.70 on June 30, 2006, from $22.17 on December 31, 2005.(1)

•                  The Fund’s Class C shares had a total return of 2.35% during the same period, the result of an increase in NAV per share to $21.74 on June 30, 2006, from $21.24 on December 31, 2005.(1)

•                  The Fund’s Class I shares had a total return of 2.86% during the same period, the result of an increase in NAV per share to $22.62 on June 30, 2006, from $21.99 on December 31, 2005.(1)

•                  The Fund’s Class S shares had a total return of 2.86% during the same period, the result of an increase in NAV per share to $24.14 on June 30, 2006, from $23.47 on December 31, 2005.(1)

•                  For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 2.70% for the same period.(2) The Lipper Large-Cap Core Classification had a total return of 1.34% for the same period.(2)

Management Discussion

•                  The broad equity market posted mixed returns for the six months ended June 30, 2006. Small-cap stocks outperformed large-cap stocks, while value stocks continued to outperform growth stocks. Geopolitical fears and economic uncertainty led to a month-long sell-off toward the end of the period, reversing much of the first quarter gains. Increased market volatility caused investors to move from risky, speculative investments to more stable, value-oriented, and dividend-producing stocks. On balance, corporate trends remained positive, as companies reported solid earnings gains, record profitability and healthy balance sheets. However, as the period progressed, strength in corporate profits became increasingly overshadowed by anxiety surrounding world events and concern over the direction of the economy and interest rates. Monetary policy remained in a tightening mode, as the Federal Reserve raised its Fed Funds target rate four times, to 5.25%, over the period.

•                  Energy, telecommunications and industrials were the strongest-performing S&P 500 Index sectors, while information technology and health care stocks realized weaker semiannual returns. Record crude oil prices helped energy-related stocks advance higher. Market-leading industries in the first half of the year included energy equipment and services, construction, metal and mining, and diversified telecom. In contrast, internet software, catalog retail, health care equipment and household durables stocks were among the weakest performers.

•                  Tax-Managed Growth Portfolio (the Portfolio), in which the Fund invests, remained broadly diversified, continuing to emphasize investments in large-cap, high-quality stocks.

See pages 3 and 4 for more performance information, including after-tax returns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I and Class S shares are offered to certain investors at net asset value.

(2)       It is not possible to invest directly in an Index or a Lipper Classication. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•                  Compared to the S&P 500 Index, the Portfolio benefited from an overweighting of the industrials, energy and consumer staples sectors and an underweighting of the information technology and health care sectors. The Portfolio’s stock selection among metals and mining, health care providers and air freight logistics industries was also beneficial to performance.

•                  Conversely, an underweight of the leading telecommunications and utilities sectors, as well as stock selection in retail, insurance and biotechnology holdings hurt relative performance.

•                  We are pleased to announce that, effective May 1, 2006, Lewis R. Piantedosi joins the management team as co-portfolio manager. Mr. Piantedosi, a Vice President of Eaton Vance, has been with the firm since 1999 and manages several other Eaton Vance funds.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector*

By Portfolio’s net assets

Ten Largest Common Stock Holdings*

By Portfolio’s net assets

General Electric Co.	2.25%
Exxon Mobil Corp.	2.19
ConcocoPhillips	2.14
Procter and Gamble Co.	2.12
Pepsico Inc.	1.95
BP PLC ADR	1.85
American International Group	1.77
Amgen Inc.	1.49
Deere & Co.	1.48
FedEx Corp.	1.38

*Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management. Ten Largest Common Stock Holdings represented 18.62% of Portfolio net assets as of June 30, 2006.

2

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FUND PERFORMANCE

Performance *	Class A	Class B	Class C	Class I	Class S
Average Annual Total Returns (at net asset value)
One Year	9.03%	8.22%	8.20%	9.27%	9.24%
Five Years	2.23%	1.45%	1.45%	2.58%	2.37%
Ten Years	8.88%	8.04%	N.A.	N.A.	N.A.
Life of Fund†	9.14%	8.33%	8.19%	2.28%	2.29%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.77%	3.22%	7.20%	9.27%	9.24%
Five Years	1.02%	1.07%	1.45%	2.58%	2.37%
Ten Years	8.24%	8.04%	N.A.	N.A.	N.A.
Life of Fund†	8.51%	8.33%	8.19%	2.28%	2.29%

†Inception Dates – Class A and Class B: 3/28/96; Class C: 8/2/96; Class I: 7/2/99; Class S: 5/14/99

*                 Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I and Class S shares are offered to certain investors at net asset value. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.“Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	9.03%	2.23%	8.88%
Return After Taxes on Distributions	8.89%	2.16%	8.83%
Return After Taxes on Distributions and Sale of Fund Shares	6.06%	1.90%	7.89%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	2.77%	1.02%	8.24%
Return After Taxes on Distributions	2.64%	0.96%	8.19%
Return After Taxes on Distributions and Sale of Fund Shares	1.98%	0.86%	7.30%

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.20%	1.45%	8.19%
Return After Taxes on Distributions	8.17%	1.44%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	5.37%	1.24%	7.26%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	7.20%	1.45%	8.19%
Return After Taxes on Distributions	7.17%	1.44%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	4.72%	1.24%	7.26%

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	8.22%	1.45%	8.04%
Return After Taxes on Distributions	8.22%	1.45%	8.04%
Return After Taxes on Distributions and Sale of Fund Shares	5.35%	1.24%	7.14%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	3.22%	1.07%	8.04%
Return After Taxes on Distributions	3.22%	1.07%	8.04%
Return After Taxes on Distributions and Sale of Fund Shares	2.10%	0.91%	7.14%

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.27%	2.58%	2.28%
Return After Taxes on Distributions	9.08%	2.46%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares	6.28%	2.20%	1.95%

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class S)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.24%	2.37%	2.29%
Return After Taxes on Distributions	9.09%	2.30%	2.24%
Return After Taxes on Distributions and Sale of Fund Shares	6.20%	2.02%	1.96%

Class A and Class B of the Fund commenced investment operations on 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net AssetValue (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 – June 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/06)	Ending Account Value (6/30/06)	Expenses Paid During Period* (1/1/06 – 6/30/06)
Actual
Class A	$1,000.00	$1,027.90	$3.97
Class B	$1,000.00	$1,023.90	$7.73
Class C	$1,000.00	$1,023.50	$7.73
Class I	$1,000.00	$1,028.60	$2.72
Class S	$1,000.00	$1,028.60	$3.27
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.96
Class B	$1,000.00	$1,017.20	$7.70
Class C	$1,000.00	$1,017.20	$7.70
Class I	$1,000.00	$1,022.10	$2.71
Class S	$1,000.00	$1,021.60	$3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares, 1.54% for Class B shares, 1.54% for Class C shares, 0.54% for Class I shares, 0.65% for Class S shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $745,416,925)	$2,908,938,206
Receivable for Fund shares sold	267,162
Total assets	$2,909,205,368
Liabilities
Payable for Fund shares redeemed	$4,454,338
Payable to affiliate for distribution and service fees	2,617,385
Payable to affiliate for Trustees' fees	1,107
Other accrued expenses	571,063
Total liabilities	$7,643,893
Net Assets	$2,901,561,475
Sources of Net Assets
Paid-in capital	$1,348,203,258
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(619,707,813)
Accumulated undistributed net investment income	9,544,749
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	2,163,521,281
Total	$2,901,561,475
Class A Shares
Net Assets	$1,263,296,538
Shares Outstanding	52,732,216
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.96
Maximum Offering Price Per Share (100 ÷ 94.25 of $23.96)	$25.42
Class B Shares
Net Assets	$1,020,060,680
Shares Outstanding	44,930,239
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.70
Class C Shares
Net Assets	$586,300,665
Shares Outstanding	26,966,508
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.74
Class I Shares
Net Assets	$688,638
Shares Outstanding	30,441
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.62
Class S Shares
Net Assets	$31,214,954
Shares Outstanding	1,293,348
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $469,344)	$27,798,622
Interest allocated from Portfolio	310,144
Security lending income allocated from Portfolio, net	42,954
Expenses allocated from Portfolio	(6,822,650)
Net investment income from Portfolio	$21,329,070
Expenses
Trustees' fees and expenses	$840
Distribution and service fees Class A	1,465,976
Class B	6,170,551
Class C	3,066,629
Class S	31,935
Transfer and dividend disbursing agent fees	1,032,208
Printing and postage	155,724
Registration fees	29,401
Custodian fee	17,796
Legal and accounting services	8,546
Miscellaneous	83,223
Total expenses	$12,062,829
Net investment income	$9,266,241
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$73,075,962
Foreign currency transactions	(1,605)
Net realized gain	$73,074,357
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(529,600)
Foreign currency	19,707
Net change in unrealized appreciation (depreciation)	$(509,893)
Net realized and unrealized gain	$72,564,464
Net increase in net assets from operations	$81,830,705

See notes to financial statements

6

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$9,266,241	$11,989,863
Net realized gain (loss) from investment transactions, securites sold short and foreign currency transactions	73,074,357	(168,456,161)
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(509,893)	267,213,835
Net increase in net assets from operations	$81,830,705	$110,747,537
Distributions to shareholders — From net investment income Class A	$—	$(9,808,986)
Class B	—	(364,224)
Class C	—	(1,187,211)
Class I	—	(7,699)
Class S	—	(304,421)
Total distributions to shareholders	$—	$(11,672,541)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$8,263,514	$14,148,781
Class B	3,134,151	10,791,658
Class C	4,296,905	10,646,632
Class I	40,049	43,057
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	8,026,244
Class B	—	289,604
Class C	—	865,142
Class I	—	3,332
Class S	—	31,060
Cost of shares redeemed Class A	(132,698,341)	(226,726,612)
Class B	(166,926,726)	(394,301,040)
Class C	(67,774,471)	(141,044,527)
Class I	(14,472)	(128,004)
Class S	(2,688,247)	(2,321,325)
Net asset value of shares exchanged Class A	259,655,968	243,804,384
Class B	(259,655,968)	(243,804,384)
Net decrease in net assets from Fund share transactions	$(354,367,638)	$(719,675,998)
Net decrease in net assets	$(272,536,933)	$(620,601,002)
Net Assets
At beginning of period	$3,174,098,408	$3,794,699,410
At end of period	$2,901,561,475	$3,174,098,408
Accumulated undistributed net investment income included in net assets
At end of period	$9,544,749	$278,508

See notes to financial statements

7

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value — Beginning of period	$23.310		$22.550		$20.800	$16.920	$21.100	$23.440
Income (loss) from operations
Net investment income(1)	$0.128		$0.197		$0.175	$0.120	$0.091	$0.062
Net realized and unrealized gain (loss)	0.522		0.772		1.757	3.836	(4.271)	(2.402)
Total income (loss) from operations	$0.650		$0.969		$1.932	$3.956	$(4.180)	$(2.340)
Less distributions
From net investment income	$—		$(0.209)		$(0.182)	$(0.076)	$—	$—
Total distributions	$—		$(0.209)		$(0.182)	$(0.076)	$—	$—
Net asset value — End of period	$23.960		$23.310		$22.550	$20.800	$16.920	$21.100
Total Return(2)	2.79%		4.29%		9.30%	23.39%	(19.81)%	(9.98)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,263,297		$1,097,719		$1,024,002	$982,531	$958,625	$1,526,735
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.79	%(4)	0.83	%†	0.80%†	0.85%	0.81%	0.79%
Expenses after custodian fee reduction(3)	0.79	%(4)	0.83	%†	0.80%†	0.85%	0.81%	0.79%
Net investment income	1.08	%(4)	0.87	%†	0.82%†	0.66%	0.48%	0.29%
Portfolio Turnover of the Portfolio(5)	1%		0	%(6)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(6)  Amounts to less than 1%.

See notes to financial statements

8

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value — Beginning of period	$22.170		$21.430		$19.760	$16.130	$20.270	$22.690
Income (loss) from operations
Net investment income (loss)(1)	$0.033		$0.025		$0.012	$(0.016)	$(0.048)	$(0.095)
Net realized and unrealized gain (loss)	0.497		0.721		1.667	3.646	(4.092)	(2.325)
Total income (loss) from operations	$0.530		$0.746		$1.679	$3.630	$(4.140)	$(2.420)
Less distributions
From net investment income	$—		$(0.006)		$(0.009)	$—	$—	$—
Total distributions	$—		$(0.006)		$(0.009)	$—	$—	$—
Net asset value — End of period	$22.700		$22.170		$21.430	$19.760	$16.130	$20.270
Total Return(2)	2.39%		3.48%		8.50%	22.50%	(20.42)%	(10.67)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,020,061		$1,408,499		$1,991,318	$2,321,779	$2,217,673	$3,381,103
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.54	%(4)	1.58	%†	1.55%†	1.60%	1.56%	1.54%
Expenses after custodian fee reduction(3)	1.54	%(4)	1.58	%†	1.55%†	1.60%	1.56%	1.54%
Net investment income (loss)	0.29	%(4)	0.12	%†	0.06%†	(0.09)%	(0.27)%	(0.46)%
Portfolio Turnover of the Portfolio(5)	1%		0	%(6)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(6)  Amounts to less than 1%.

See notes to financial statements

9

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value — Beginning of period	$21.240		$20.560		$18.970	$15.490	$19.460	$21.800
Income (loss) from operations
Net investment income (loss)(1)	$0.034		$0.024		$0.013	$(0.015)	$(0.046)	$(0.092)
Net realized and unrealized gain (loss)	0.466		0.696		1.602	3.495	(3.924)	(2.248)
Total income (loss) from operations	$0.500		$0.720		$1.615	$3.480	$(3.970)	$(2.340)
Less distributions
From net investment income	$—		$(0.040)		$(0.025)	$—	$—	$—
Total distributions	$—		$(0.040)		$(0.025)	$—	$—	$—
Net asset value — End of period	$21.740		$21.240		$20.560	$18.970	$15.490	$19.460
Total Return(2)	2.35%		3.50%		8.52%	22.47%	(20.40)%	(10.73)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$586,301		$634,290		$744,512	$818,715	$787,374	$1,228,899
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.54	%(4)	1.58	%†	1.55%†	1.60%	1.56%	1.54%
Expenses after custodian fee reduction(3)	1.54	%(4)	1.58	%†	1.55%†	1.60%	1.56%	1.54%
Net investment income (loss)	0.31	%(4)	0.12	%†	0.07%†	(0.09)%	(0.27)%	(0.46)%
Portfolio Turnover of the Portfolio(5)	1%		0	%(6)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(6)  Amounts to less than 1%.

See notes to financial statements

10

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005(1)		2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$21.990		$21.290		$19.860	$16.130	$20.060	$22.130
Income (loss) from operations
Net investment income(2)	$0.148		$0.238		$0.219	$0.159	$0.133	$0.110
Net realized and unrealized gain (loss)	0.482		0.726		1.685	3.665	(4.063)	(2.180)
Total income (loss) from operations	$0.630		$0.964		$1.904	$3.824	$(3.930)	$(2.070)
Less distributions
From net investment income	$—		$(0.264)		$(0.474)	$(0.094)	$—	$—
Total distributions	$—		$(0.264)		$(0.474)	$(0.094)	$—	$—
Net asset value — End of period	$22.620		$21.990		$21.290	$19.860	$16.130	$20.060
Total Return(3)	2.86%		4.52%		9.58%	23.76%	(19.62)%	(9.35)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$689		$644		$709	$679	$575	$720
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.54	%(5)	0.58	%†	0.55%†	0.60%	0.56%	0.54%
Expenses after custodian fee reduction(4)	0.54	%(5)	0.58	%†	0.55%†	0.60%	0.56%	0.54%
Net investment income	1.32	%(5)	1.12	%†	1.08%†	0.91%	0.75%	0.55%
Portfolio Turnover of the Portfolio(6)	1%		0	%(7)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Per share data have been restated to reflect the effects of a 1-for-0.4979060 reverse stock split effective on November 11, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(7)  Amounts to less than 1%.

See notes to financial statements

11

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class S
	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004	2003	2002	2001
Net asset value — Beginning of period	$23.470		$22.680		$20.880	$16.970	$21.150	$23.470
Income (loss) from operations
Net investment income(1)	$0.143		$0.235		$0.211	$0.144	$0.111	$0.090
Net realized and unrealized gain (loss)	0.527		0.772		1.779	3.857	(4.291)	(2.410)
Total income (loss) from operations	$0.670		$1.007		$1.990	$4.001	$(4.180)	$(2.320)
Less distributions
From net investment income	$—		$(0.217)		$(0.190)	$(0.091)	$—	$—
Total distributions	$—		$(0.217)		$(0.190)	$(0.091)	$—	$—
Net asset value — End of period	$24.140		$23.470		$22.680	$20.880	$16.970	$21.150
Total Return(2)	2.86%		4.43%		9.54%	23.58%	(19.76)%	(9.88)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,215		$32,946		$34,158	$35,292	$34,713	$47,802
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.65	%(4)	0.66	%†	0.64%†	0.71%	0.71%	0.66%
Expenses after custodian fee reduction(3)	0.65	%(4)	0.66	%†	0.64%†	0.71%	0.71%	0.66%
Net investment income	1.19	%(4)	1.04	%†	0.99%†	0.79%	0.59%	0.42%
Portfolio Turnover of the Portfolio(5)	1%		0	%(6)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholders transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(6)  Amounts to less than 1%.

See notes to financial statements

12

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (15.4% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $218,109,485 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2009 ($118,520,813) and December 31, 2010 ($99,588,672).

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations. For the six months ended June 30, 2006, there were no credit balances used to reduce the Fund's custodian fee.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	346,310	629,109
Issued to shareholders electing to receive payment of distributions in Fund shares	—	340,818
Redemptions	(5,526,235)	(10,066,758)
Exchange from Class B shares	10,824,383	10,784,321
Net increase	5,644,458	1,687,490
Class B	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	137,339	506,635
Issued to shareholders electing to receive payment of distributions in Fund shares	—	12,923
Redemptions	(7,323,575)	(18,508,312)
Exchange to Class A shares	(11,403,505)	(11,397,988)
Net decrease	(18,589,741)	(29,386,742)
Class C	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	196,996	521,903
Issued to shareholders electing to receive payment of distributions in Fund shares	—	40,314
Redemptions	(3,099,760)	(6,907,268)
Net decrease	(2,902,764)	(6,345,051)
Class I	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005(1)
Sales	1,786	2,036
Issued to shareholders electing to receive payment of distributions in Fund shares	—	150
Redemptions	(656)	(6,190)
Net increase (decrease)	1,130	(4,004)

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class S	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Issued to shareholders electing to receive payment of distributions in Fund shares	—	1,310
Redemptions	(110,471)	(103,772)
Net decrease	(110,471)	(102,462)

(1)  Transactions have been restated to reflect the effects of a 1-for-0.4979060 reverse stock split effective on November 11, 2005.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the six months ended June 30, 2006, EVM received $83,948 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $23,538 as its portion of the sales charge on sales of Class A shares for six months ended June 30, 2006.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the Investment Company Act of 1940. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2006 amounted to $1,465,976 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended June 30, 2006 amounted to $4,627,913 and $2,299,972 for Class B and Class C shares, respectively. At June 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $38,273,000 and $89,227,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2006 amounted to $1,542,638 and $766,657 for Class B and Class C shares, respectively.

Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. Service fees paid or accrued for the six months ended June 30, 2006 amounted to $31,935 for Class S shares.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $3,000, $622,000 and $9,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $15,708,064 and $384,071,268, respectively, for the six months ended June 30, 2006.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Company (The)	943,601	$77,290,358
General Dynamics Corp.	1,470,000	96,226,200
Honeywell International, Inc.	294,636	11,873,831
Northrop Grumman Corp.	3,090,955	198,006,577
Raytheon Co.	345,300	15,390,021
Rockwell Collins, Inc.	129,632	7,242,540
Teledyne Technologies, Inc.(1)	2	66
United Technologies Corp.	3,660,728	232,163,370
		$638,192,963
Air Freight & Logistics — 3.3%
C.H. Robinson Worldwide, Inc.	2,079,011	$110,811,286
FedEx Corp.	2,226,609	260,201,528
United Parcel Service, Inc., Class B	3,073,050	253,004,206
		$624,017,020
Airlines — 0.0%
Southwest Airlines Co.	386,112	$6,320,653
		$6,320,653
Auto Components — 0.2%
ArvinMeritor, Inc.	8,000	$137,520
BorgWarner, Inc.	180,098	11,724,380
Delphi Corp.(1)	5,361	9,114
Johnson Controls, Inc.	213,491	17,553,230
Visteon Corp.(1)	4,426	31,911
		$29,456,155
Automobiles — 0.1%
DaimlerChrysler AG(2)	24,284	$1,198,658
Ford Motor Co.	83,266	577,033
General Motors Corp.	34,443	1,026,057
Harley-Davidson, Inc.	140,700	7,723,023
Honda Motor Co., Ltd. (ADR)	20,000	636,400
		$11,161,171
Beverages — 4.4%
Anheuser-Busch Companies, Inc.	4,472,637	$203,907,521
Brown-Forman Corp., Class A	491,438	35,285,248
Brown-Forman Corp., Class B	45,820	3,284,836

Security	Shares	Value
Beverages (continued)
Coca-Cola Co. (The)	4,293,763	$184,717,684
Coca-Cola Enterprises, Inc.	1,506,930	30,696,164
PepsiCo, Inc.	6,143,578	368,860,423
		$826,751,876
Biotechnology — 1.7%
Amgen, Inc.(1)	4,309,894	$281,134,386
Applera Corp. - Celera Genomics Group(1)	16,403	212,419
Biogen Idec, Inc.(1)	211,200	9,784,896
Genzyme Corp.(1)	476,887	29,113,951
Gilead Sciences, Inc.(1)	115,482	6,831,915
Incyte Corp.(1)	14,294	65,752
Vertex Pharmaceuticals, Inc.(1)	13,000	477,230
		$327,620,549
Building Products — 0.8%
American Standard Companies, Inc.	973,649	$42,129,792
Masco Corp.	3,422,580	101,445,271
		$143,575,063
Capital Markets — 4.6%
Affiliated Managers Group, Inc.(1)	20,520	$1,782,983
Ameriprise Financial, Inc.	68,648	3,066,488
Bank of New York Co., Inc. (The)	395,848	12,746,306
Bear Stearns Companies, Inc.	88,001	12,327,180
Charles Schwab Corp. (The)	857,261	13,699,031
Credit Suisse Group(2)	155,136	8,638,053
Federated Investors, Inc.	1,599,819	50,394,298
Franklin Resources, Inc.	905,178	78,578,502
Goldman Sachs Group, Inc.	1,108,743	166,788,209
Investors Financial Services Corp.	453,428	20,358,917
Knight Capital Group, Inc., Class A(1)	1,750,000	26,652,500
Legg Mason, Inc.	45,669	4,544,979
Lehman Brothers Holdings, Inc.	192,474	12,539,681
Mellon Financial Corp.	312,387	10,755,484
Merrill Lynch & Co., Inc.	2,159,217	150,195,135
Morgan Stanley	3,101,581	196,050,935
Northern Trust Corp.	725,484	40,119,265
Nuveen Investments, Class A	150,000	6,457,500
Piper Jaffray Cos., Inc.(1)	27,967	1,711,860
Raymond James Financial, Inc.	221,005	6,689,821
State Street Corp.	150,434	8,738,711

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	327,296	$12,375,062
UBS AG(2)	83,392	9,148,102
Waddell & Reed Financial, Inc., Class A	273,635	5,625,936
		$859,984,938
Chemicals — 0.9%
Airgas, Inc.	105,098	$3,914,900
Arch Chemicals, Inc.	4,950	178,447
Arkema (ADR)(1)	20,000	780,238
Ashland, Inc.	69,323	4,623,844
Dow Chemical Co. (The)	248,813	9,711,171
E.I. du Pont de Nemours and Co.	1,003,424	41,742,438
Ecolab, Inc.	407,411	16,532,738
MacDermid, Inc.	61,937	1,783,786
Monsanto Co.	19,181	1,614,848
Olin Corp.	9,900	177,507
PPG Industries, Inc.	27,142	1,791,372
Rohm and Haas Co.	2,601	130,362
Sigma-Aldrich Corp.	630,897	45,828,358
Solutia, Inc.(1)	11,510	5,179
Tronox, Inc., Class B	53,903	709,903
Valspar Corp. (The)	1,220,234	32,226,380
		$161,751,471
Commercial Banks — 9.0%
AmSouth Bancorporation	463,451	$12,258,279
Associated Banc-Corp.	991,726	31,269,121
Bank of America Corp.	4,851,279	233,346,520
Bank of Hawaii Corp.	69,735	3,458,856
Bank of Montreal(2)	256,647	13,838,406
BB&T Corp.	1,777,852	73,940,865
City National Corp.	184,221	11,990,945
Colonial BancGroup, Inc. (The)	253,936	6,521,076
Comerica, Inc.	333,089	17,317,297
Commerce Bancshares, Inc.	162,911	8,153,696
Compass Bancshares, Inc.	144,850	8,053,660
Fifth Third Bancorp	2,374,476	87,736,888
First Citizens BancShares, Inc., Class A	30,600	6,135,300
First Financial Bancorp.	47,933	714,681
First Horizon National Corp.	150,590	6,053,718
First Midwest Bancorp, Inc.	523,358	19,406,115
HSBC Holdings PLC (Hungary) (ADR)	220,592	3,879,868

Security	Shares	Value
Commercial Banks (continued)
HSBC Holdings PLC (UK) (ADR)	581,982	$51,418,110
Huntington Bancshares, Inc.	630,239	14,861,036
KeyCorp	654,062	23,336,932
M&T Bank Corp.	81,635	9,626,399
Marshall & Ilsley Corp.	563,312	25,765,891
National City Corp.	1,512,389	54,733,358
North Fork Bancorp, Inc.	1,865,892	56,293,962
PNC Financial Services Group, Inc.	169,560	11,898,025
Popular, Inc.(2)	1,432	27,494
Regions Financial Corp.	1,677,448	55,557,078
Royal Bank of Canada(2)	575,461	23,421,263
Royal Bank of Scotland Group PLC(2)	50,837	1,669,033
S&T Bancorp, Inc.	95,458	3,172,069
Societe Generale(2)	1,388,332	203,779,753
SunTrust Banks, Inc.	1,388,898	105,917,361
Synovus Financial Corp.	1,369,351	36,671,220
TCF Financial Corp.	72,500	1,917,625
Toronto Dominion Bank (The)(2)	17,915	909,545
Trustmark Corp.	205,425	6,362,012
U.S. Bancorp	4,882,833	150,781,883
Valley National Bancorp.	109,831	2,823,755
Wachovia Corp.	2,104,354	113,803,464
Wells Fargo & Co.	2,115,660	141,918,473
Westamerica Bancorporation	262,756	12,867,161
Whitney Holding Corp.	217,119	7,679,481
Zions Bancorporation	442,039	34,452,520
		$1,695,740,194
Commercial Services & Supplies — 1.2%
Acco Brands Corp.(1)	23,653	$518,001
Allied Waste Industries, Inc.(1)	1,240,437	14,091,364
Avery Dennison Corp.	573,334	33,287,772
Banta Corp.	6,167	285,717
CBIZ, Inc.(1)	185,000	1,370,850
Cendant Corp.	641,119	10,443,829
Cintas Corp.	1,418,435	56,396,976
Consolidated Graphics, Inc.(1)	70,215	3,655,393
Deluxe Corp.	12,800	223,744
Donnelley (R.R.) & Sons Co.	60,262	1,925,371
Equifax, Inc.	80,000	2,747,200
Herman Miller, Inc.	541,800	13,962,186
HNI Corp.	1,003,490	45,508,272
Hudson Highland Group, Inc.(1)	10,262	110,727

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Ikon Office Solutions, Inc.	39,622	$499,237
Manpower, Inc.	1,536	99,226
Monster Worldwide, Inc.(1)	45,208	1,928,573
PHH Corp.(1)	27,409	754,844
Pitney Bowes, Inc.	22,857	943,994
School Specialty, Inc.(1)	49,197	1,566,924
Steelcase, Inc., Class A	123,000	2,023,350
Waste Management, Inc.	702,581	25,208,606
		$217,552,156
Communications Equipment — 1.6%
3Com Corp.(1)	506,478	$2,593,167
ADC Telecommunications, Inc.(1)	41,693	702,944
Alcatel SA (ADR)(1)	43,728	551,410
Avaya, Inc.(1)	27,533	314,427
Ciena Corp.(1)	375,431	1,805,823
Cisco Systems, Inc.(1)	6,030,375	117,773,224
Comverse Technology, Inc.(1)	165,755	3,276,976
Corning, Inc.(1)	3,625,022	87,689,282
Dycom Industries, Inc.(1)	64,732	1,378,144
Juniper Networks, Inc.(1)	35,691	570,699
Lucent Technologies, Inc.(1)	233,156	564,238
Motorola, Inc.	1,272,023	25,631,263
Nokia Oyj (ADR)	2,042,478	41,380,604
Nortel Networks Corp.(1)(2)	725,440	1,624,986
QUALCOMM, Inc.	427,420	17,126,719
Riverstone Networks, Inc.(1)(3)	28,706	287
Tellabs, Inc.(1)	106,674	1,419,831
		$304,404,024
Computer Peripherals — 2.2%
Dell, Inc.(1)	4,367,715	$106,615,923
EMC Corp.(1)	2,761,568	30,294,401
Gateway, Inc.(1)	67,156	127,596
Hewlett-Packard Co.	886,251	28,076,432
International Business Machines Corp.	1,710,962	131,436,101
Lexmark International, Inc., Class A(1)	1,714,509	95,721,037
McDATA Corp., Class A(1)	17,901	73,036
Network Appliance, Inc.(1)	422,361	14,909,343
Palm, Inc.(1)	129,612	2,086,753
Sun Microsystems, Inc.(1)	319,180	1,324,597
		$410,665,219

Security	Shares	Value
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(1)	157,319	$12,528,885
		$12,528,885
Construction Materials — 0.1%
CRH PLC(2)	207,894	$6,771,413
Vulcan Materials Co.	206,614	16,115,892
		$22,887,305
Consumer Finance — 1.0%
American Express Co.	589,015	$31,347,378
Capital One Financial Corp.	1,382,577	118,141,205
SLM Corp.	916,399	48,495,835
		$197,984,418
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,038,595
Caraustar Industries, Inc.(1)	15,706	141,354
Sealed Air Corp.	37,014	1,927,689
Sonoco Products Co.	137,363	4,347,539
Temple-Inland, Inc.	115,924	4,969,662
		$20,424,839
Distributors — 0.0%
Genuine Parts Co.	220,115	$9,169,991
		$9,169,991
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(1)	33,243	$1,717,666
H&R Block, Inc.	1,575,244	37,585,322
Laureate Education, Inc.(1)	492,688	21,003,289
Service Corp. International	127,389	1,036,946
ServiceMaster Co. (The)	1,156,537	11,947,027
Stewart Enterprises, Inc.	114,000	655,500
		$73,945,750
Diversified Financial Services — 2.0%
Citigroup, Inc.	4,362,423	$210,443,286
FINOVA Group, Inc. (The)(1)	175,587	19,315
ING Groep N.V. (ADR)	257,281	10,116,289
JPMorgan Chase & Co.	3,173,511	133,287,462
Moody's Corp.	295,397	16,087,321
		$369,953,673

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,225,119	$34,168,569
BCE, Inc.(2)(4)	2,900,000	68,585,000
BellSouth Corp.	159,718	5,781,792
Cincinnati Bell, Inc.(1)	169,013	692,953
Citizens Communications Co.	12,231	159,615
Deutsche Telekom AG (ADR)	1,906,790	30,584,912
Embarq Corp.(1)	16,420	673,056
McLeod USA, Inc., Class A(1)(3)	947	0
Qwest Communications International, Inc.(1)	38,011	307,509
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	60,053,432
Verizon Communications, Inc.	459,832	15,399,774
		$216,406,612
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	$32,880
Exelon Corp.	1,002,600	56,977,758
Southern Co. (The)	65,985	2,114,819
		$59,125,457
Electrical Equipment — 0.7%
American Power Conversion Corp.	30,856	$601,383
Baldor Electric Co.	149,060	4,664,087
Emerson Electric Co.	1,142,367	95,741,778
Rockwell Automation, Inc.	192,638	13,871,862
Roper Industries, Inc.	46,244	2,161,907
Thomas & Betts Corp.(1)	114,600	5,878,980
		$122,919,997
Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(1)	449,578	$14,188,682
Arrow Electronics, Inc.(1)	8,750	281,750
Flextronics International, Ltd.(1)(2)	441,607	4,689,866
Jabil Circuit, Inc.	2,127,971	54,476,058
National Instruments Corp.	735,687	20,157,824
Plexus Corp.(1)	149,141	5,102,114
Sanmina-SCI Corp.(1)	581,746	2,676,032
Solectron Corp.(1)	1,707,596	5,839,978
		$107,412,304

Security	Shares	Value
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	191,387	$15,665,026
Core Laboratories N.V.(1)(2)	11,132	679,497
GlobalSantaFe Corp.	20,000	1,155,000
Grant Prideco, Inc.(1)	11,694	523,307
Halliburton Co.	626,533	46,495,014
National-Oilwell Varco, Inc.(1)	217,306	13,759,816
Schlumberger, Ltd.	1,155,075	75,206,933
Smith International, Inc.	191,739	8,526,633
Transocean, Inc.(1)	103,602	8,321,313
		$170,332,539
Food & Staples Retailing — 1.7%
Casey's General Stores, Inc.	12,551	$313,901
Costco Wholesale Corp.	928,292	53,033,322
CVS Corp.	265,636	8,155,025
Kroger Co. (The)	1,346,242	29,428,850
Safeway, Inc.	1,158,040	30,109,040
SUPERVALU, Inc.	98,710	3,030,397
Sysco Corp.	2,187,368	66,845,966
Walgreen Co.	876,454	39,300,197
Wal-Mart Stores, Inc.	1,874,988	90,318,172
Winn-Dixie Stores, Inc.(1)	137,447	10,171
		$320,545,041
Food Products — 2.7%
Archer-Daniels-Midland Co.	1,376,641	$56,827,740
Campbell Soup Co.	1,285,448	47,702,975
ConAgra Foods, Inc.	989,900	21,886,689
Dean Foods Co.(1)	286,449	10,653,038
Del Monte Foods Co.	99,492	1,117,295
General Mills, Inc.	137,249	7,090,283
H.J. Heinz Co.	299,708	12,353,964
Hershey Co. (The)	504,520	27,783,916
J.M. Smucker Co. (The)	7,252	324,164
Kellogg Co.	54,076	2,618,901
Kraft Foods, Inc.	465	14,369
Nestle SA(2)	275,000	86,042,984
Sara Lee Corp.	4,517,526	72,370,767
Smithfield Foods, Inc.(1)	3,650,830	105,253,429
TreeHouse Foods, Inc.(1)	64,797	1,548,000
Tyson Foods, Inc., Class A	265,272	3,941,942
Wm. Wrigley Jr. Co.	1,019,842	46,260,033
		$503,790,489

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	$140,560
		$140,560
Health Care Equipment & Supplies — 0.9%
Advanced Medical Optics, Inc.(1)	31,158	$1,579,711
Bausch & Lomb, Inc.	29,250	1,434,420
Baxter International, Inc.	223,395	8,212,000
Becton, Dickinson and Co.	64,173	3,922,895
Biomet, Inc.	419,890	13,138,358
Boston Scientific Corp.(1)	1,138,837	19,178,015
DENTSPLY International, Inc.	6,927	419,776
Edwards Lifesciences Corp.(1)	6,710	304,835
Hillenbrand Industries, Inc.	272,751	13,228,424
Hospira, Inc.(1)	123,897	5,320,137
Medtronic, Inc.	1,839,004	86,286,068
Medtronic, Inc.(3)(5)	7,500	351,416
St. Jude Medical, Inc.(1)	80,063	2,595,642
Steris Corp.	718	16,413
Stryker Corp.	71,556	3,013,223
Zimmer Holdings, Inc.(1)	318,174	18,046,829
		$177,048,162
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	348,354	$14,603,000
Cardinal Health, Inc.	1,745,716	112,301,910
Caremark Rx, Inc.	1,087,504	54,233,824
CIGNA Corp.	11,836	1,165,964
Express Scripts, Inc.(1)	53,316	3,824,890
HCA, Inc.	140	6,041
Health Management Associates, Inc., Class A	124,425	2,452,417
Henry Schein, Inc.(1)	1,650,260	77,116,650
inVentiv Health, Inc.(1)	13,170	379,033
McKesson Corp.	2,631	124,394
Medco Health Solutions, Inc.(1)	181,274	10,383,375
Sunrise Senior Living, Inc.(1)	170,294	4,708,629
Tenet Healthcare Corp.(1)	3,478	24,276
UnitedHealth Group, Inc.	430,366	19,271,789
WellPoint, Inc.(1)	809,292	58,892,179
		$359,488,371
Health Care Technology — 0.0%
IMS Health, Inc.	203,192	$5,455,705
		$5,455,705

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Bob Evans Farms, Inc.	49,985	$1,500,050
Brinker International, Inc.	162,499	5,898,714
Carnival Corp.(2)	545,997	22,789,915
CBRL Group, Inc.	9,540	323,597
Darden Restaurants, Inc.	184,714	7,277,732
Gaylord Entertainment Co.(1)	428,482	18,698,954
International Game Technology	400,000	15,176,000
International Speedway Corp., Class A	118,344	5,487,611
Jack in the Box, Inc.(1)	377,394	14,793,845
Lone Star Steakhouse & Saloon, Inc.	145,981	3,829,082
Marriott International, Inc., Class A	371,532	14,162,800
McDonald's Corp.	911,349	30,621,326
MGM MIRAGE(1)	188,890	7,706,712
Navigant International, Inc.(1)	38,258	613,276
OSI Restaurant Partners, Inc.	1,145,288	39,626,965
Papa John's International, Inc.(1)	374,887	12,446,248
Royal Caribbean Cruises, Ltd.(2)	126,507	4,838,893
Sonic Corp.(1)	239,647	4,982,261
Starbucks Corp.(1)	2,301,423	86,901,732
Yum! Brands, Inc.	236,243	11,875,936
		$309,551,649
Household Durables — 0.5%
Blyth, Inc.	599,694	$11,070,351
D.R. Horton, Inc.	625,255	14,893,574
Fortune Brands, Inc.	118,792	8,435,420
Helen of Troy, Ltd.(1)(2)	20,000	368,000
Interface, Inc., Class A(1)	38,788	444,123
Leggett & Platt, Inc.	1,796,864	44,885,663
Lenox Group, Inc.(1)	5,455	38,676
Newell Rubbermaid, Inc.	350,718	9,059,046
Snap-On, Inc.	15,102	610,423
		$89,805,276
Household Products — 2.8%
Clorox Co. (The)	14,873	$906,807
Colgate-Palmolive Co.	703,056	42,113,054
Energizer Holdings, Inc.(1)	168,981	9,897,217
Kimberly-Clark Corp.	1,378,330	85,042,961
Procter & Gamble Co. (The)	7,189,345	399,727,582
		$537,687,621

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(1)	40,339	$744,255
Dynegy, Inc., Class A(1)	22,688	124,103
TXU Corp.	278,284	16,638,600
		$17,506,958
Industrial Conglomerates — 2.8%
3M Co.	908,407	$73,372,033
General Electric Co.	12,907,963	425,446,461
Teleflex, Inc.	23,700	1,280,274
Tyco International, Ltd.(2)	1,143,060	31,434,150
		$531,532,918
Insurance — 5.4%
21st Century Insurance Group	70,700	$1,018,080
Aegon, N.V. (ADR)	5,182,849	88,471,232
AFLAC, Inc.	2,196,373	101,801,889
Allstate Corp. (The)	189,192	10,354,478
American International Group, Inc.	5,653,829	333,858,603
AON Corp.	527,752	18,376,325
Arthur J. Gallagher & Co.	557,196	14,119,347
Berkshire Hathaway, Inc., Class A(1)	631	57,836,829
Berkshire Hathaway, Inc., Class B(1)	40,327	122,715,061
Chubb Corp. (The)	32,198	1,606,680
Commerce Group, Inc. (The)	240,000	7,089,600
Hartford Financial Services Group, Inc. (The)	45,700	3,866,220
Lincoln National Corp.	209,459	11,821,866
Manulife Financial Corp.(2)	149,916	4,762,831
Marsh & McLennan Cos., Inc.	481,975	12,960,308
MetLife, Inc.	1,281,685	65,635,089
Old Republic International Corp.	300,685	6,425,638
Principal Financial Group, Inc.	113,328	6,306,703
Progressive Corp. (The)(3)(5)	37,880	973,408
Progressive Corp. (The)	3,792,592	97,507,540
SAFECO Corp.	161,000	9,072,350
St. Paul Travelers Cos., Inc. (The)	347,155	15,476,170
Torchmark Corp.	322,193	19,563,559
UnumProvident Corp.	53,710	973,762
XL Capital Ltd., Class A(2)	187,100	11,469,230
		$1,024,062,798

Security	Shares	Value
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	42,476	$1,642,972
Expedia, Inc.(1)	403,096	6,034,347
IAC/InterActiveCorp(1)	403,096	10,678,013
Liberty Media Holding Corp.-Interactive, Class A(1)	328,260	5,665,768
Liberty Media Holding Corp.-Interactive, Class B(1)	8,219	139,928
		$24,161,028
Internet Software & Services — 0.3%
eBay, Inc.(1)	1,257,244	$36,824,677
Google, Inc., Class A(1)	56,634	23,748,335
		$60,573,012
IT Services — 2.4%
Accenture Ltd., Class A(2)	2,738,000	$77,540,160
Acxiom Corp.	616,809	15,420,225
Affiliated Computer Services, Inc.(1)	183,730	9,482,305
Automatic Data Processing, Inc.	1,557,757	70,644,280
BISYS Group, Inc. (The)(1)	65,000	890,500
Ceridian Corp.(1)	26,632	650,886
Computer Sciences Corp.(1)	226,702	10,981,445
CSG Systems International, Inc.(1)	25,200	623,448
DST Systems, Inc.(1)	72,199	4,295,841
eFunds Corp.(1)	1	22
Electronic Data Systems Corp.	1,252	30,123
Fidelity National Information Services, Inc.	42,862	1,517,315
First Data Corp.	3,495,759	157,448,985
Fiserv, Inc.(1)	832,355	37,755,623
Gartner, Inc.(1)	30,576	434,179
Paychex, Inc.	1,597,890	62,285,752
Perot Systems Corp.(1)	677,559	9,811,054
Safeguard Scientifics, Inc.(1)	26,579	57,411
		$459,869,554
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,158,297
Mattel, Inc.	30,514	503,786
		$2,662,083
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,038,818
Invitrogen Corp.(1)	429,910	28,404,154
PAREXEL International Corp.(1)	25,837	745,397

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	254,526	$5,319,593
Waters Corp.(1)	165,841	7,363,340
		$43,871,302
Machinery — 3.5%
Caterpillar, Inc.	178,612	$13,303,022
Danaher Corp.	4,031,970	259,336,310
Deere & Co.	3,350,000	279,691,500
Donaldson Co., Inc.	77,792	2,634,815
Dover Corp.	367,670	18,173,928
Federal Signal Corp.	75,794	1,147,521
Illinois Tool Works, Inc.	1,625,329	77,203,128
ITT Industries, Inc.	8,428	417,186
Nordson Corp.	138,686	6,820,577
Parker Hannifin Corp.	36,115	2,802,524
Tecumseh Products Co., Class A(1)	113,414	2,177,549
Wabtec Corp.	94,504	3,534,450
		$667,242,510
Media — 4.6%
ADVO, Inc.	750,000	$18,457,500
Arbitron, Inc.	10,405	398,824
Belo Corp., Class A	400,660	6,250,296
Cablevision Systems Corp., Class A	4	86
Catalina Marketing Corp.	85,308	2,427,866
CBS Corp., Class A	14,887	402,842
CBS Corp., Class B	561,629	15,192,064
Clear Channel Communications, Inc.	131,283	4,063,209
Comcast Corp., Class A(1)	1,886,968	61,779,332
Comcast Corp., Class A Special(1)	2,376,348	77,896,687
Discovery Holding Co., Class A(1)	123,540	1,807,390
Discovery Holding Co., Class B(1)	3,287	47,793
E.W. Scripps Co. (The), Class A	51,066	2,202,987
EchoStar Communications Corp., Class A(1)	35,150	1,082,972
Entercom Communications Corp.	220,000	5,755,200
Gannett Co., Inc.	403,647	22,575,977
Havas SA (ADR)	3,142,938	15,840,408
Interpublic Group of Companies, Inc. (The)(1)	932,692	7,787,978
Lamar Advertising Co.(1)	241,409	13,002,289
Liberty Global, Inc., Class A(1)	46,773	1,005,620
Liberty Global, Inc., Class B(1)	1,643	36,001
Liberty Global, Inc., Class C(1)	48,416	995,917

Security	Shares	Value
Media (continued)
Liberty Media Holding Corp.-Capital, Series A(1)	65,652	$5,499,668
Liberty Media Holding Corp.-Capital, Series B(1)	1,643	137,067
Live Nation, Inc.(1)	16,410	334,108
McClatchy Co., (The), Class A	57,801	2,318,976
McGraw-Hill Companies, Inc., (The)	482,884	24,255,263
New York Times Co. (The), Class A	300,468	7,373,485
News Corp., Class A	187,934	3,604,574
Omnicom Group, Inc.	2,322,394	206,902,081
Publicis Groupe(2)	329,132	12,709,508
Reuters Group PLC (ADR)	1,387	58,961
Time Warner, Inc.	4,118,525	71,250,483
Tribune Co.	1,670,495	54,174,153
Univision Communications, Inc., Class A(1)	401,298	13,443,483
Viacom, Inc., Class A(1)	13,791	495,786
Viacom, Inc., Class B(1)	529,573	18,979,896
Vivendi Universal SA (ADR)	330,215	11,527,806
Walt Disney Co. (The)	4,903,898	147,116,940
Washington Post Co. (The), Class B	16,470	12,846,765
Westwood One, Inc.	122,400	918,000
WPP Group PLC(2)	139,450	1,685,995
WPP Group PLC (ADR)	256,051	15,437,315
		$870,079,551
Metals & Mining — 0.5%
Alcoa, Inc.	85,947	$2,781,245
Allegheny Technologies, Inc.	14,885	1,030,637
Inco, Ltd.(2)	200,000	13,180,000
Nucor Corp.	843,324	45,750,327
Phelps Dodge Corp.	29,724	2,442,124
Steel Dynamics, Inc.	311,800	20,497,732
		$85,682,065
Multiline Retail — 1.5%
99 Cents Only Stores(1)	1,142,232	$11,947,747
Dollar General Corp.	101,456	1,418,355
Dollar Tree Stores, Inc.(1)	646,996	17,145,394
Family Dollar Stores, Inc.	2,618,411	63,967,781
Federated Department Stores, Inc.	226,767	8,299,672
J.C. Penney Company, Inc.	130,349	8,799,861
Kohl's Corp.(1)	55	3,252
Nordstrom, Inc.	131,384	4,795,516
Sears Holdings Corp.(1)	5,264	815,078
Target Corp.	3,479,699	170,052,890
		$287,245,546

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multi-Utilities — 0.1%
Ameren Corp.	5,000	$252,500
Dominion Resources, Inc.	3,249	242,993
Duke Energy Corp.	417,250	12,254,633
PG&E Corp.	47,705	1,873,852
TECO Energy, Inc.	34,145	510,126
Wisconsin Energy Corp.	9,576	385,913
		$15,520,017
Office Electronics — 0.0%
Xerox Corp.(1)	42,878	$596,433
Zebra Technologies Corp., Class A(1)	13,500	461,160
		$1,057,593
Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	5,118,262	$244,089,915
Apache Corp.	2,145,929	146,459,654
BP PLC (ADR)(2)	5,014,412	349,053,219
Chevron Corp.	532,231	33,030,256
ConocoPhillips	6,176,275	404,731,301
Devon Energy Corp.	1,015,400	61,340,314
El Paso Corp.	97,665	1,464,975
Exxon Mobil Corp.	6,745,733	413,850,720
Hess Corp.	56,841	3,004,047
Kerr-McGee Corp.	534,654	37,078,255
Kinder Morgan, Inc.	1,781,672	177,971,216
Marathon Oil Corp.	27,569	2,296,498
Murphy Oil Corp.	39,036	2,180,551
Newfield Exploration Co.(1)	120,000	5,872,800
Royal Dutch Shell PLC (ADR)	118,194	7,916,634
Total SA (ADR)	800,000	52,416,000
Valero Energy Corp.	206,040	13,705,781
Williams Cos., Inc. (The)	219,065	5,117,358
		$1,961,579,494
Paper and Forest Products — 0.1%
International Paper Co.	115,997	$3,746,703
Louisiana-Pacific Corp.	70,750	1,549,425
MeadWestvaco Corp.	45,590	1,273,329
Neenah Paper, Inc.	38,811	1,181,795
Weyerhaeuser Co.	86,820	5,404,545
		$13,155,797

Security	Shares	Value
Personal Products — 0.4%
Avon Products, Inc.	173,400	$5,375,400
Estee Lauder Cos., Inc., (The) Class A	1,891,521	73,145,117
		$78,520,517
Pharmaceuticals — 6.4%
Abbott Laboratories	3,206,483	$139,834,724
Allergan, Inc.	138,300	14,834,058
Andrx Corp.(1)	180,170	4,178,142
Bristol-Myers Squibb Co.	4,787,635	123,808,241
Elan Corp. PLC (ADR)(1)	31,838	531,695
Eli Lilly & Co.	3,880,105	214,453,403
Forest Laboratories, Inc.(1)	56,800	2,197,592
GlaxoSmithKline PLC (ADR)	435,293	24,289,349
Johnson & Johnson	3,415,847	204,677,552
King Pharmaceuticals, Inc.(1)	152,305	2,589,185
Merck & Co., Inc.	2,702,276	98,443,915
Mylan Laboratories, Inc.	27,992	559,840
Novo Nordisk A/S (ADR)	292,277	18,585,894
Pfizer, Inc.	8,771,371	205,864,077
Schering-Plough Corp.	1,946,113	37,034,530
Sepracor, Inc.(1)	4,000	228,560
Shering AG (ADR)	25,000	2,833,500
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	52,950,842
Watson Pharmaceuticals, Inc.(1)	650,181	15,136,214
Wyeth	882,461	39,190,093
		$1,202,221,406
Real Estate Investment Trusts (REITs) — 0.1%
Plum Creek Timber Co., Inc.	198,791	$7,057,081
ProLogis	126,355	6,585,623
		$13,642,704
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	76,146	$3,800,447
Jones Lang LaSalle, Inc.	1,835	160,654
		$3,961,101
Road & Rail — 0.2%
ANC Rental Corp.(1)	48,467	$58
Burlington Northern Santa Fe Corp.	192,210	15,232,643
CSX Corp.	38,134	2,686,159
Florida East Coast Industries, Inc.	111,558	5,837,830

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Road & Rail (continued)
Heartland Express, Inc.	870,871	$15,579,882
Kansas City Southern(1)	15,215	421,456
Norfolk Southern Corp.	3,990	212,348
Union Pacific Corp.	10,444	970,874
		$40,941,250
Semiconductors & Semiconductor Equipment — 1.9%
Agere Systems, Inc.(1)	7,696	$113,131
Altera Corp.(1)	32,260	566,163
Analog Devices, Inc.	568,639	18,276,057
Applied Materials, Inc.	1,010,818	16,456,117
Broadcom Corp., Class A(1)	907,048	27,256,792
Conexant Systems, Inc.(1)	134,174	335,435
Cypress Semiconductor Corp.(1)	52,742	766,869
Freescale Semiconductor, Inc., Class B(1)	94,399	2,775,331
Intel Corp.	10,517,638	199,309,240
KLA-Tencor Corp.	148,373	6,167,866
Linear Technology Corp.	395,760	13,254,002
LSI Logic Corp.(1)	132,810	1,188,650
Maxim Integrated Products, Inc.	304,351	9,772,711
Mindspeed Technologies, Inc.(1)	44,724	107,785
Skyworks Solutions, Inc.(1)	98,685	543,754
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	936	8,595
Teradyne, Inc.(1)	25,982	361,929
Texas Instruments, Inc.	2,114,609	64,051,507
Xilinx, Inc.	58,684	1,329,193
		$362,641,127
Software — 1.8%
Adobe Systems, Inc.(1)	482,374	$14,644,875
CA, Inc.	38,744	796,189
Cadence Design Systems, Inc.(1)	450,000	7,717,500
Cognos, Inc.(1)(2)	77,000	2,190,650
Compuware Corp.(1)	150,944	1,011,325
Electronic Arts, Inc.(1)	21,405	921,271
Fair Isaac Corp.	387,510	14,070,488
Intuit, Inc.(1)	535,527	32,340,476
Jack Henry & Associates, Inc.	201,006	3,951,778
Microsoft Corp.	6,777,944	157,926,095
Oracle Corp.(1)	3,749,428	54,329,212
Parametric Technology Corp.(1)	37,840	480,946
Reynolds and Reynolds Co. (The), Class A	216,412	6,637,356

Security	Shares	Value
Software (continued)
SAP AG (ADR)	700,000	$36,764,000
Symantec Corp.(1)	90,220	1,402,019
Wind River Systems, Inc.(1)	91,910	817,999
		$336,002,179
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	11,225	$622,202
AutoNation, Inc.(1)	1,071,895	22,981,429
Best Buy Co., Inc.	170,415	9,345,559
CarMax, Inc.(1)	67,797	2,404,082
Circuit City Stores, Inc.	216,000	5,879,520
Gap, Inc. (The)	540,888	9,411,451
Home Depot, Inc.	4,500,170	161,061,084
Limited Brands, Inc.	603,274	15,437,782
Lowe's Companies, Inc.	877,970	53,266,440
Office Depot, Inc.(1)	80,276	3,050,488
OfficeMax, Inc.	2,192	89,324
Payless ShoeSource, Inc.(1)	23,100	627,627
Pep Boys (The) - Manny, Moe & Jack	62,500	733,125
RadioShack Corp.	502,318	7,032,452
Sherwin-Williams Co. (The)	38,730	1,838,900
Staples, Inc.	364,587	8,866,756
TJX Companies, Inc. (The)	1,716,834	39,246,825
Too, Inc.(1)	38,284	1,469,723
		$343,364,769
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.(1)	719,550	$21,514,545
NIKE, Inc., Class B	1,529,222	123,866,982
		$145,381,527
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	335,606	$16,142,649
Freddie Mac	147,477	8,407,664
Golden West Financial Corp.	89,168	6,616,266
MGIC Investment Corp.	95,045	6,177,925
Washington Mutual, Inc.	572,232	26,082,335
		$63,426,839
Tobacco — 0.2%
Altria Group, Inc.	584,437	$42,915,209
		$42,915,209

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	397,333	$12,706,709
		$12,706,709
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,611,407	$102,856,109
Sprint Nextel Corp.	328,413	6,564,976
Telephone & Data Systems, Inc., Special Shares	25,844	1,005,332
Telephone and Data Systems, Inc.	25,844	1,069,942
Vodafone Group PLC (ADR)	332,062	7,072,921
		$118,569,280
Total Common Stocks (identified cost $14,019,081,626)		$18,773,894,939
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Preferred Stocks — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$333
		$333
Total Preferred Stocks (identified cost $39,407)		$333
Rights — 0.0%
Security	Shares	Value
Computer Peripherals — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Total Rights (identified cost $0)		$0

Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)	18,106	$4,889
		$4,889
Total Warrants (identified cost $0)		$4,889
Short-Term Investments — 0.8%
Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.19%(6)	$72,500	$72,500,000
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	360	360,000
Societe Generale Time Deposit, 5.281%, 7/3/06	87,308	87,308,000
Total Short-Term Investments (at amortized cost, $160,168,000)		$160,168,000
Total Investments — 100.2% (identified cost $14,195,915,102)		$18,934,068,161
Other Assets, Less Liabilities — (0.2)%		$(45,474,880)
Net Assets — 100.0%		$18,888,593,281

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  All or a portion of these securities were on loan at June 30, 2006.

(5)  Security subject to restrictions on resale (see Note 7).

(6)  Affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of June 30, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at June 30, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value, including $68,585,000 of securities on loan (identified cost, $14,195,915,102)	$18,934,068,161
Cash	550
Receivable for investments sold	7,483,134
Dividends and interest receivable	24,555,862
Tax reclaim receivable	2,475,774
Total assets	$18,968,583,481
Liabilities
Collateral for securities loaned	$72,500,000
Payable to affiliate for investment adviser fee	6,735,653
Payable to affiliate for Trustees' fees	8,542
Other accrued expenses	746,005
Total liabilities	$79,990,200
Net Assets applicable to investors' interest in Portfolio	$18,888,593,281
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,150,364,381
Net unrealized appreciation (computed on the basis of identified cost)	4,738,228,900
Total	$18,888,593,281

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $3,620,967)	$172,790,136
Interest	2,035,050
Security lending income, net	267,156
Total investment income	$175,092,342
Expenses
Investment adviser fee	$41,339,905
Trustees' fees and expenses	12,403
Custodian fee	1,072,622
Legal and accounting services	45,701
Miscellaneous	11,343
Total expenses	$42,481,974
Deduct — Reduction of custodian fee	$99
Total expense reductions	$99
Net expenses	$42,481,875
Net investment income	$132,610,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$453,662,722
Foreign currency transactions	(10,171)
Net realized gain	$453,652,551
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(29,926,702)
Foreign currency	122,169
Net change in unrealized appreciation (depreciation)	$(29,804,533)
Net realized and unrealized gain	$423,848,018
Net increase in net assets from operations	$556,458,485

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$132,610,467	$232,904,646
Net realized gain from investment transactions, securities sold short and foreign currency transactions	453,652,551	70,889,149
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(29,804,533)	551,019,603
Net increase in net assets from operations	$556,458,485	$854,813,398
Capital transactions — Contributions	$629,638,168	$1,237,495,815
Withdrawals	(1,330,110,225)	(2,200,844,762)
Net decrease in net assets from capital transactions	$(700,472,057)	$(963,348,947)
Net decrease in net assets	$(144,013,572)	$(108,535,549)
Net Assets
At beginning of period	$19,032,606,853	$19,141,142,402
At end of period	$18,888,593,281	$19,032,606,853

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004		2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.45	%(1)	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Net investment income	1.39	%(1)	1.25	%†	1.18	%†	1.05%	0.85%	0.64%
Portfolio Turnover(2)	1%		0	%(3)	3%		15%	23%	18%
Total Return	2.97%		4.70%		9.67%		23.88%	(19.52)%	(9.67)%
Net assets, end of period (000's omitted)	$18,888,593		$19,032,607		$19,141,142		$17,609,589	$14,571,522	$18,335,865

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Annualized.

(2)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(3)  Amounts to less than 1%.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities equivalent in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close covered short sales against-the-box by delivering newly acquired stock. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations. For the six months ended June 30, 2006, there were $99 in credit balances used to reduce the Portfolio's custodian fee.

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2006, the advisory fee was 0.43% of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2006, purchases and sales of investments, other than short-term obligations, aggregated $106,265,255 and $522,291,492, respectively. In addition, investments having an aggregate market value of $744,273,958 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $542,059,954, during the six months ended June 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,197,214,137
Gross unrealized appreciation	$14,738,506,762
Gross unrealized depreciation	(1,652,738)
Net unrealized appreciation	$14,736,854,024

Unrealized appreciation on foreign currency is $75,841.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

7  Restricted Securities

At June 30, 2006, the Portfolio owned the following securities (representing 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks Date of Acquisition	Eligible for Resale	Shares	Cost	Fair Value
Medtronic, Inc. 5/18/06	5/19/07	7,500	$368,372	$351,416
Progressive Corp. 10/14/05	10/15/06	37,880	1,031,533	973,408
			$1,399,905	$1,324,824

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on its investment in Cash Collateral Fund less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio amounted to $809,916 and $47,090, respectively, for the six months ended June 30, 2006. At June 30, 2006 the value of the securities loaned and the value of the collateral amounted to $68,585,000 and $72,500,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.1 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board noted the excellent long-term performance record of the underlying Portfolio. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Adviser with an emphasis on growth-oriented stocks, while value-oriented stocks have generally outperformed growth-oriented stocks in recent years.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

These differences have adversely affected the Fund's performance in recent years, relative to its peers. The Board concluded that the Fund's performance is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets that exceed $20 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.1

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President and Co-Portfolio
Manager
Thomas E. Faust Jr.
Vice President
Lewis R. Piantedosi
Vice President and
Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1096-8/06  TGSRC1.1

Semiannual Report June 30, 2006

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.2

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

INVESTMENT UPDATE

Lewis R. Piantedosi

Co-Portfolio Manager

Duncan W. Richardson, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2006, Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) Class A shares had a total return of 2.67%. This return was the result of an increase in net asset value (NAV) per share to $10.78 on June 30, 2006, from $10.50 on December 31, 2005.(1)

•                  The Fund’s Class B shares had a total return of 2.25% for the same period, the result of an increase in NAV per share to $10.46 on June 30, 2006, from $10.23 on December 31, 2005.(1)

•                  The Fund’s Class C shares had a total return of 2.35% for the same period, the result of an increase in NAV per share to $10.47 on June 30, 2006, from $10.23 on December 31, 2005.(1)

•                  The Fund’s Class I shares had a total return of 2.85% for the same period, the result of an increase in NAV per share to $10.81 on June 30, 2006, from $10.51 on December 31, 2005.(1)

•                  For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 2.70% for the same period.(2) The Lipper Large-Cap Core Classification had a total return of 1.34% for the same period.(2)

Management Discussion

•                  The broad equity market posted mixed returns for the six months ended June 30, 2006. Small-cap stocks outperformed large-cap stocks, while value stocks continued to outperform growth stocks. Geopolitical fears and economic uncertainty led to a month-long sell-off toward the end of the period, reversing much of the first quarter gains. Increased market volatility caused investors to move from risky, speculative investments to more stable, value-oriented, and dividend-producing stocks. On balance, corporate trends remained positive, as companies reported solid earnings gains, record profitability, and healthy balance sheets. However, as the period progressed, strength in corporate profits became increasingly overshadowed by anxiety surrounding world events and concern over the direction of the economy and interest rates. Monetary policy remained in a tightening mode, as the Federal Reserve raised its Fed Funds target rate four times, to 5.25%, over the period.

•                  Energy, telecommunications and industrials were the strongest-performing S&P 500 Index sectors, while information technology and health care stocks realized weaker semiannual returns. Record crude oil prices helped energy-related stocks advance higher. Market-leading industries in the first half of the year included energy equipment and services, construction, metal and mining, and diversified telecom. In contrast, internet software, catalog retail, health care equipment and household durables stocks were among the weakest performers.

•                  Tax-Managed Growth Portfolio (the Portfolio), in which the Fund invests, remained broadly diversified, continuing to emphasize investments in large-cap, high-quality stocks.

See pages 2 and 3 for more performance information, including after-tax returns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www. eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FUND PERFORMANCE

•                  Compared to the S&P 500 Index, the Portfolio benefited from an overweighting of the industrials, energy and consumer staples sectors and an underweighting of the information technology and health care sectors. The Portfolio’s stock selection among metals and mining, health care providers and air freight logistics industries was also beneficial to performance.

•                  Conversely, an underweight of the leading telecommunications and utilities sectors, as well as stock selection in retail, insurance and biotechnology holdings hurt relative performance.

•                  We are pleased to announce that, effective May 1, 2006, Lewis R. Piantedosi joins the management team as co-portfolio manager. Mr. Piantedosi, a Vice President of Eaton Vance, has been with the firm since 1999 and manages several other Eaton Vance funds.

Common Stock Investments by Sector**

By Portfolio’s net assets

Performance*	Class A	Class B	Class C	Class I
Average Annual Total Returns (at net asset value)
One Year	8.94%	8.06%	8.05%	9.18%
Five Years	2.09%	1.31%	1.33%	2.35%
Life of Fund†	1.67%	0.85%	0.86%	1.83%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.65%	3.06%	7.05%	9.18%
Five Years	0.89%	0.93%	1.33%	2.35%
Life of Fund†	0.54%	0.66%	0.86%	1.83%

†Inception Dates – Class A, Class B, Class C, and Class I: 2/28/01

*                 Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge were deducted, returns would be lower. Class I shares are sold at net asset value and do not have a sales charge. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Ten Largest Common Stock Holdings**

By Portfolio’s net assets

General Electric Co.	2.25%
Exxon Mobil Corp.	2.19
ConcocoPhillips	2.14
Procter and Gamble Co.	2.12
Pepsico Inc.	1.95
BP PLC ADR	1.85
American International Group	1.77
Amgen Inc.	1.49
Deere & Co.	1.48
FedEx Corp.	1.38

**Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management. Ten Largest Holdings represented 18.62% of Portfolio net assets as of June 30, 2006.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

2

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.94%	2.09%	1.67%
Return After Taxes on Distributions	8.83%	2.05%	1.63%
Return After Taxes on Distributions and Sale of Fund Shares	5.95%	1.78%	1.42%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	2.65%	0.89%	0.54%
Return After Taxes on Distributions	2.55%	0.85%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares	1.85%	0.75%	0.46%

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.05%	1.33%	0.86%
Return After Taxes on Distributions	8.05%	1.33%	0.87%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	1.14%	0.74%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	7.05%	1.33%	0.86%
Return After Taxes on Distributions	7.05%	1.33%	0.87%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	1.14%	0.74%

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.06%	1.31%	0.85%
Return After Taxes on Distributions	8.06%	1.31%	0.85%
Return After Taxes on Distributions and Sale of Fund Shares	5.24%	1.12%	0.72%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	3.06%	0.93%	0.66%
Return After Taxes on Distributions	3.06%	0.93%	0.67%
Return After Taxes on Distributions and Sale of Fund Shares	1.99%	0.79%	0.57%

Average Annual Total Returns

(For the periods ended June 30, 2006)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.18%	2.35%	1.83%
Return After Taxes on Distributions	9.04%	2.29%	1.78%
Return After Taxes on Distributions and Sale of Fund Shares	6.16%	2.00%	1.56%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Class A, Class B, Class C, and Class I of the Fund commenced operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

3

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 – June 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/06)	Ending Account Value (6/30/06)	Expenses Paid During Period* (1/1/06 – 6/30/06)
Actual
Class A	$1,000.00	$1,026.70	$4.67
Class B	$1,000.00	$1,022.50	$8.42
Class C	$1,000.00	$1,023.50	$8.43
Class I	$1,000.00	$1,028.50	$3.42
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66
Class B	$1,000.00	$1,016.50	$8.40
Class C	$1,000.00	$1,016.50	$8.40
Class I	$1,000.00	$1,021.40	$3.41

* Expenses are equal to the Fund's annualized expense ratio of 0.93% of Class A shares, 1.68% for Class B shares, 1.68% for Class C shares, and 0.68% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $780,284,955)	$1,278,897,339
Receivable for Fund shares sold	875,015
Total assets	$1,279,772,354
Liabilities
Payable for Fund shares redeemed	$2,715,472
Payable to affiliate for distribution and service fees	1,070,834
Payable to affiliate for administration fee	156,353
Payable to affiliate for Trustees' fees	1,714
Other accrued expenses	298,807
Total liabilities	$4,243,180
Net Assets	$1,275,529,174
Sources of Net Assets
Paid-in capital	$873,672,356
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(100,470,770)
Accumulated undistributed net investment income	3,715,204
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	498,612,384
Total	$1,275,529,174
Class A Shares
Net Assets	$608,747,720
Shares Outstanding	56,482,927
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.78
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.78)	$11.44
Class B Shares
Net Assets	$325,803,695
Shares Outstanding	31,137,872
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.46
Class C Shares
Net Assets	$333,799,413
Shares Outstanding	31,881,219
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.47
Class I Shares
Net Assets	$7,178,346
Shares Outstanding	664,027
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.81
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $204,287)	$12,023,434
Interest allocated from Portfolio	135,037
Security lending income allocated from Portfolio, net	18,580
Expenses allocated from Portfolio	(2,947,523)
Net investment income from Portfolio	$9,229,528
Expenses
Administration fee	$989,249
Trustees' fees and expenses	1,980
Distribution and service fees
Class A	782,132
Class B	1,708,403
Class C	1,720,831
Transfer and dividend disbursing agent fees	378,460
Printing and postage	73,774
Registration fees	24,795
Custodian fee	17,921
Legal and accounting services	15,925
Miscellaneous	33,271
Total expenses	$5,746,741
Net investment income	$3,482,787
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$31,537,576
Foreign currency transactions	(691)
Net realized gain	$31,536,885
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,064,128)
Foreign currency	8,494
Net change in unrealized appreciation (depreciation)	$(1,055,634)
Net realized and unrealized gain	$30,481,251
Net increase in net assets from operations	$33,964,038

See notes to financial statements

5

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$3,482,787	$4,486,251
Net realized gain (loss) from investment transactions, securities sold short and foreign currency transactions	31,536,885	(58,349,999)
Net change in unrealized appreciation (depreciation) from investments, securities sold short and foreign currency	(1,055,634)	102,752,185
Net increase in net assets from operations	$33,964,038	$48,888,437
Distributions to shareholders — From net investment income Class A	$—	$(4,179,909)
Class I	—	(74,216)
Total distributions to shareholders	$—	$(4,254,125)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$40,061,064	$118,817,572
Class B	4,940,149	15,972,605
Class C	15,055,627	40,660,194
Class I	768,574	2,023,194
Net asset value of shares issued to shareholders in payment of distributions declared Class A	—	3,261,058
Class I	—	39,945
Cost of shares redeemed Class A	(88,636,506)	(178,788,632)
Class B	(36,051,917)	(65,134,733)
Class C	(38,925,740)	(68,672,171)
Class I	(1,927,882)	(3,150,095)
Net asset value of shares exchanged Class A	2,262,931	1,900,249
Class B	(2,262,931)	(1,900,249)
Net decrease in net assets from Fund share transactions	$(104,716,631)	$(134,971,063)
Net decrease in net assets	$(70,752,593)	$(90,336,751)
Net Assets
At beginning of period	$1,346,281,767	$1,436,618,518
At end of period	$1,275,529,174	$1,346,281,767
Accumulated undistributed net investment income included in net assets
At end of period	$3,715,204	$232,417

See notes to financial statements

6

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,					Period Ended
	(Unaudited)		2005		2004	2003	2002	December 31, 2001(1)
Net asset value — Beginning of period	$10.500		$10.150		$9.350	$7.600	$9.480	$10.000
Income (loss) from operations
Net investment income(2)	$0.049		$0.072		$0.063	$0.040	$0.027	$0.005
Net realized and unrealized gain (loss)	0.231		0.347		0.789	1.723	(1.907)	(0.525)
Total income (loss) from operations	$0.280		$0.419		$0.852	$1.763	$(1.880)	$(0.520)
Less distributions
From net investment income	$—		$(0.069)		$(0.052)	$(0.013)	$—	$—
Total distributions	$—		$(0.069)		$(0.052)	$(0.013)	$—	$—
Net asset value — End of period	$10.780		$10.500		$10.150	$9.350	$7.600	$9.480
Total Return(3)	2.67%		4.12%		9.12%	23.20%	(19.83)%	(5.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$608,748		$637,731		$670,319	$583,971	$379,172	$228,610
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.93	%(5)	0.99	%†	0.97%†	1.01%	1.01%	1.03	%(5)
Expenses after custodian fee reduction(4)	0.93	%(5)	0.99	%†	0.97%†	1.01%	1.01%	1.03	%(5)
Net investment income	0.92	%(5)	0.71	%†	0.66%†	0.49%	0.32%	0.06	%(5)
Portfolio Turnover of the Portfolio(6)	1%		0	%(7)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(7)  Amounts to less than 1%.

See notes to financial statements

7

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,						Period Ended
	(Unaudited)		2005		2004		2003	2002	December 31, 2001(1)
Net asset value — Beginning of period	$10.230		$9.900		$9.140		$7.470	$9.400	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.009		$(0.004)		$(0.008)		$(0.021)	$(0.037)	$(0.053)
Net realized and unrealized gain (loss)	0.221		0.334		0.768		1.691	(1.893)	(0.547)
Total income (loss) from operations	$0.230		$0.330		$0.760		$1.670	$(1.930)	$(0.600)
Net asset value — End of period	$10.460		$10.230		$9.900		$9.140	$7.470	$9.400
Total Return(3)	2.25%		3.33%		8.32%		22.36%	(20.53)%	(6.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$325,804		$350,939		$391,010		$344,432	$255,721	$203,917
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.68	%(5)	1.74	%†	1.72	%†	1.77%	1.76%	1.77	%(5)
Expenses after custodian fee reduction(4)	1.68	%(5)	1.74	%†	1.72	%†	1.77%	1.76%	1.77	%(5)
Net investment income (loss)	0.17	%(5)	(0.04	)%†	(0.09	)%†	(0.26)%	(0.44)%	(0.68	)%(5)
Portfolio Turnover of the Portfolio(6)	1%		0	%(7)	3%		15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income (loss) per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment gain (loss) per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(7)  Amounts to less than 1%.

See notes to financial statements

8

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2006		Year Ended December 31,						Period Ended
	(Unaudited)		2005		2004		2003	2002	December 31, 2001(1)
Net asset value — Beginning of period	$10.230		$9.900		$9.150		$7.480	$9.400	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.009		$(0.004)		$(0.008)		$(0.020)	$(0.036)	$(0.053)
Net realized and unrealized gain (loss)	0.231		0.334		0.758		1.690	(1.884)	(0.547)
Total income (loss) from operations	$0.240		$0.330		$0.750		$1.670	$(1.920)	$(0.600)
Net asset value — End of period	$10.470		$10.230		$9.900		$9.150	$7.480	$9.400
Total Return(3)	2.35%		3.33%		8.20%		22.33%	(20.43)%	(6.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$333,799		$349,504		$366,421		$333,398	$243,633	$183,831
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.68	%(5)	1.74	%†	1.72	%†	1.76%	1.76%	1.77	%(5)
Expenses after custodian fee reduction(4)	1.68	%(5)	1.74	%†	1.72	%†	1.76%	1.76%	1.77	%(5)
Net investment income (loss)	0.17	%(5)	(0.04	)%†	(0.09	)%†	(0.25)%	(0.44)%	(0.68	)%(5)
Portfolio Turnover of the Portfolio(6)	1%		0	%(7)	3%		15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income (loss) per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment gain (loss) per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(7)  Amounts to less than 1%.

See notes to financial statements

9

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,					Period Ended
	(Unaudited)		2005		2004	2003	2002	December 31, 2001(1)
Net asset value — Beginning of period	$10.510		$10.160		$9.360	$7.600	$9.460	$10.000
Income (loss) from operations
Net investment income(2)	$0.063		$0.098		$0.090	$0.060	$0.052	$0.028
Net realized and unrealized gain (loss)	0.237		0.348		0.785	1.723	(1.912)	(0.568)
Total income (loss) from operations	$0.300		$0.446		$0.875	$1.783	$(1.860)	$(0.540)
Less distributions
From net investment income	$—		$(0.096)		$(0.075)	$(0.023)	$—	$—
Total distributions	$—		$(0.096)		$(0.075)	$(0.023)	$—	$—
Net asset value — End of period	$10.810		$10.510		$10.160	$9.360	$7.600	$9.460
Total Return(3)	2.85%		4.38%		9.35%	23.46%	(19.66)%	(5.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,178		$8,107		$8,868	$5,664	$3,604	$661
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.68	%(5)	0.74	%†	0.72%†	0.77%	0.74%	0.78	%(5)
Expenses after custodian fee reduction(4)	0.68	%(5)	0.74	%†	0.72%†	0.77%	0.74%	0.78	%(5)
Net investment income	1.17	%(5)	0.96	%†	0.94%†	0.74%	0.64%	0.37	%(5)
Portfolio Turnover of the Portfolio(6)	1%		0	%(7)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  For the period from the start of business, February 28, 2001 to December 31, 2001.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(7)  Amounts to less than 1%.

See notes to financial statements

10

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.8% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $67,178,293 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2009 ($7,665,857), December 31, 2010 ($37,423,338), December 31, 2011 ($20,145,448) and December 31, 2013 ($1,943,650).

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations. For the six months ended June 30, 2006, there were no credit balances used to reduce the Fund's custodian fee.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect

11

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	3,705,778	11,779,598
Issued to shareholders electing to receive payment of distributions in Fund shares	—	307,647
Redemptions	(8,196,074)	(17,573,969)
Exchange from Class B shares	209,485	186,238
Net decrease	(4,280,811)	(5,300,486)

Class B	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	468,471	1,627,173
Redemptions	(3,429,543)	(6,628,516)
Exchange to Class A shares	(215,418)	(191,685)
Net decrease	(3,176,490)	(5,193,028)
Class C	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	1,430,156	4,134,333
Redemptions	(3,700,650)	(6,980,438)
Net decrease	(2,270,494)	(2,846,105)
Class I	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Sales	71,100	201,381
Issued to shareholders electing to receive payment of distributions in Fund shares	—	3,761
Redemptions	(178,185)	(306,528)
Net decrease	(107,085)	(101,386)

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2006, the administration fee amounted to $989,249. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2006, EVM received $35,899 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee, earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may

12

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $85,987 as its portion of the sales charge on sales of Class A shares for six months ended June 30, 2006. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the Investment Company Act of 1940. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2006 amounted to $782,132 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended June 30, 2006 amounted to $1,281,302 and $1,290,623 for Class B and Class C shares, respectively. At June 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $16,562,000 and $27,236,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2006 amounted to $427,101 and $430,208 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% or 0.50% CDSC if redeemed within one year or two years of purchase, respectively, (depending upon the circumstances of the purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $4,000, $556,000 and $14,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $61,776,637 and $171,146,343, respectively, for the six months ended June 30, 2006.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies

13

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

14

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Company (The)	943,601	$77,290,358
General Dynamics Corp.	1,470,000	96,226,200
Honeywell International, Inc.	294,636	11,873,831
Northrop Grumman Corp.	3,090,955	198,006,577
Raytheon Co.	345,300	15,390,021
Rockwell Collins, Inc.	129,632	7,242,540
Teledyne Technologies, Inc.(1)	2	66
United Technologies Corp.	3,660,728	232,163,370
		$638,192,963
Air Freight & Logistics — 3.3%
C.H. Robinson Worldwide, Inc.	2,079,011	$110,811,286
FedEx Corp.	2,226,609	260,201,528
United Parcel Service, Inc., Class B	3,073,050	253,004,206
		$624,017,020
Airlines — 0.0%
Southwest Airlines Co.	386,112	$6,320,653
		$6,320,653
Auto Components — 0.2%
ArvinMeritor, Inc.	8,000	$137,520
BorgWarner, Inc.	180,098	11,724,380
Delphi Corp.(1)	5,361	9,114
Johnson Controls, Inc.	213,491	17,553,230
Visteon Corp.(1)	4,426	31,911
		$29,456,155
Automobiles — 0.1%
DaimlerChrysler AG(2)	24,284	$1,198,658
Ford Motor Co.	83,266	577,033
General Motors Corp.	34,443	1,026,057
Harley-Davidson, Inc.	140,700	7,723,023
Honda Motor Co., Ltd. (ADR)	20,000	636,400
		$11,161,171
Beverages — 4.4%
Anheuser-Busch Companies, Inc.	4,472,637	$203,907,521
Brown-Forman Corp., Class A	491,438	35,285,248
Brown-Forman Corp., Class B	45,820	3,284,836

Security	Shares	Value
Beverages (continued)
Coca-Cola Co. (The)	4,293,763	$184,717,684
Coca-Cola Enterprises, Inc.	1,506,930	30,696,164
PepsiCo, Inc.	6,143,578	368,860,423
		$826,751,876
Biotechnology — 1.7%
Amgen, Inc.(1)	4,309,894	$281,134,386
Applera Corp. - Celera Genomics Group(1)	16,403	212,419
Biogen Idec, Inc.(1)	211,200	9,784,896
Genzyme Corp.(1)	476,887	29,113,951
Gilead Sciences, Inc.(1)	115,482	6,831,915
Incyte Corp.(1)	14,294	65,752
Vertex Pharmaceuticals, Inc.(1)	13,000	477,230
		$327,620,549
Building Products — 0.8%
American Standard Companies, Inc.	973,649	$42,129,792
Masco Corp.	3,422,580	101,445,271
		$143,575,063
Capital Markets — 4.6%
Affiliated Managers Group, Inc.(1)	20,520	$1,782,983
Ameriprise Financial, Inc.	68,648	3,066,488
Bank of New York Co., Inc. (The)	395,848	12,746,306
Bear Stearns Companies, Inc.	88,001	12,327,180
Charles Schwab Corp. (The)	857,261	13,699,031
Credit Suisse Group(2)	155,136	8,638,053
Federated Investors, Inc.	1,599,819	50,394,298
Franklin Resources, Inc.	905,178	78,578,502
Goldman Sachs Group, Inc.	1,108,743	166,788,209
Investors Financial Services Corp.	453,428	20,358,917
Knight Capital Group, Inc., Class A(1)	1,750,000	26,652,500
Legg Mason, Inc.	45,669	4,544,979
Lehman Brothers Holdings, Inc.	192,474	12,539,681
Mellon Financial Corp.	312,387	10,755,484
Merrill Lynch & Co., Inc.	2,159,217	150,195,135
Morgan Stanley	3,101,581	196,050,935
Northern Trust Corp.	725,484	40,119,265
Nuveen Investments, Class A	150,000	6,457,500
Piper Jaffray Cos., Inc.(1)	27,967	1,711,860
Raymond James Financial, Inc.	221,005	6,689,821
State Street Corp.	150,434	8,738,711

See notes to financial statements

15

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	327,296	$12,375,062
UBS AG(2)	83,392	9,148,102
Waddell & Reed Financial, Inc., Class A	273,635	5,625,936
		$859,984,938
Chemicals — 0.9%
Airgas, Inc.	105,098	$3,914,900
Arch Chemicals, Inc.	4,950	178,447
Arkema (ADR)(1)	20,000	780,238
Ashland, Inc.	69,323	4,623,844
Dow Chemical Co. (The)	248,813	9,711,171
E.I. du Pont de Nemours and Co.	1,003,424	41,742,438
Ecolab, Inc.	407,411	16,532,738
MacDermid, Inc.	61,937	1,783,786
Monsanto Co.	19,181	1,614,848
Olin Corp.	9,900	177,507
PPG Industries, Inc.	27,142	1,791,372
Rohm and Haas Co.	2,601	130,362
Sigma-Aldrich Corp.	630,897	45,828,358
Solutia, Inc.(1)	11,510	5,179
Tronox, Inc., Class B	53,903	709,903
Valspar Corp. (The)	1,220,234	32,226,380
		$161,751,471
Commercial Banks — 9.0%
AmSouth Bancorporation	463,451	$12,258,279
Associated Banc-Corp.	991,726	31,269,121
Bank of America Corp.	4,851,279	233,346,520
Bank of Hawaii Corp.	69,735	3,458,856
Bank of Montreal(2)	256,647	13,838,406
BB&T Corp.	1,777,852	73,940,865
City National Corp.	184,221	11,990,945
Colonial BancGroup, Inc. (The)	253,936	6,521,076
Comerica, Inc.	333,089	17,317,297
Commerce Bancshares, Inc.	162,911	8,153,696
Compass Bancshares, Inc.	144,850	8,053,660
Fifth Third Bancorp	2,374,476	87,736,888
First Citizens BancShares, Inc., Class A	30,600	6,135,300
First Financial Bancorp.	47,933	714,681
First Horizon National Corp.	150,590	6,053,718
First Midwest Bancorp, Inc.	523,358	19,406,115
HSBC Holdings PLC (Hungary) (ADR)	220,592	3,879,868

Security	Shares	Value
Commercial Banks (continued)
HSBC Holdings PLC (UK) (ADR)	581,982	$51,418,110
Huntington Bancshares, Inc.	630,239	14,861,036
KeyCorp	654,062	23,336,932
M&T Bank Corp.	81,635	9,626,399
Marshall & Ilsley Corp.	563,312	25,765,891
National City Corp.	1,512,389	54,733,358
North Fork Bancorp, Inc.	1,865,892	56,293,962
PNC Financial Services Group, Inc.	169,560	11,898,025
Popular, Inc.(2)	1,432	27,494
Regions Financial Corp.	1,677,448	55,557,078
Royal Bank of Canada(2)	575,461	23,421,263
Royal Bank of Scotland Group PLC(2)	50,837	1,669,033
S&T Bancorp, Inc.	95,458	3,172,069
Societe Generale(2)	1,388,332	203,779,753
SunTrust Banks, Inc.	1,388,898	105,917,361
Synovus Financial Corp.	1,369,351	36,671,220
TCF Financial Corp.	72,500	1,917,625
Toronto Dominion Bank (The)(2)	17,915	909,545
Trustmark Corp.	205,425	6,362,012
U.S. Bancorp	4,882,833	150,781,883
Valley National Bancorp.	109,831	2,823,755
Wachovia Corp.	2,104,354	113,803,464
Wells Fargo & Co.	2,115,660	141,918,473
Westamerica Bancorporation	262,756	12,867,161
Whitney Holding Corp.	217,119	7,679,481
Zions Bancorporation	442,039	34,452,520
		$1,695,740,194
Commercial Services & Supplies — 1.2%
Acco Brands Corp.(1)	23,653	$518,001
Allied Waste Industries, Inc.(1)	1,240,437	14,091,364
Avery Dennison Corp.	573,334	33,287,772
Banta Corp.	6,167	285,717
CBIZ, Inc.(1)	185,000	1,370,850
Cendant Corp.	641,119	10,443,829
Cintas Corp.	1,418,435	56,396,976
Consolidated Graphics, Inc.(1)	70,215	3,655,393
Deluxe Corp.	12,800	223,744
Donnelley (R.R.) & Sons Co.	60,262	1,925,371
Equifax, Inc.	80,000	2,747,200
Herman Miller, Inc.	541,800	13,962,186
HNI Corp.	1,003,490	45,508,272
Hudson Highland Group, Inc.(1)	10,262	110,727

See notes to financial statements

16

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Ikon Office Solutions, Inc.	39,622	$499,237
Manpower, Inc.	1,536	99,226
Monster Worldwide, Inc.(1)	45,208	1,928,573
PHH Corp.(1)	27,409	754,844
Pitney Bowes, Inc.	22,857	943,994
School Specialty, Inc.(1)	49,197	1,566,924
Steelcase, Inc., Class A	123,000	2,023,350
Waste Management, Inc.	702,581	25,208,606
		$217,552,156
Communications Equipment — 1.6%
3Com Corp.(1)	506,478	$2,593,167
ADC Telecommunications, Inc.(1)	41,693	702,944
Alcatel SA (ADR)(1)	43,728	551,410
Avaya, Inc.(1)	27,533	314,427
Ciena Corp.(1)	375,431	1,805,823
Cisco Systems, Inc.(1)	6,030,375	117,773,224
Comverse Technology, Inc.(1)	165,755	3,276,976
Corning, Inc.(1)	3,625,022	87,689,282
Dycom Industries, Inc.(1)	64,732	1,378,144
Juniper Networks, Inc.(1)	35,691	570,699
Lucent Technologies, Inc.(1)	233,156	564,238
Motorola, Inc.	1,272,023	25,631,263
Nokia Oyj (ADR)	2,042,478	41,380,604
Nortel Networks Corp.(1)(2)	725,440	1,624,986
QUALCOMM, Inc.	427,420	17,126,719
Riverstone Networks, Inc.(1)(3)	28,706	287
Tellabs, Inc.(1)	106,674	1,419,831
		$304,404,024
Computer Peripherals — 2.2%
Dell, Inc.(1)	4,367,715	$106,615,923
EMC Corp.(1)	2,761,568	30,294,401
Gateway, Inc.(1)	67,156	127,596
Hewlett-Packard Co.	886,251	28,076,432
International Business Machines Corp.	1,710,962	131,436,101
Lexmark International, Inc., Class A(1)	1,714,509	95,721,037
McDATA Corp., Class A(1)	17,901	73,036
Network Appliance, Inc.(1)	422,361	14,909,343
Palm, Inc.(1)	129,612	2,086,753
Sun Microsystems, Inc.(1)	319,180	1,324,597
		$410,665,219

Security	Shares	Value
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(1)	157,319	$12,528,885
		$12,528,885
Construction Materials — 0.1%
CRH PLC(2)	207,894	$6,771,413
Vulcan Materials Co.	206,614	16,115,892
		$22,887,305
Consumer Finance — 1.0%
American Express Co.	589,015	$31,347,378
Capital One Financial Corp.	1,382,577	118,141,205
SLM Corp.	916,399	48,495,835
		$197,984,418
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,038,595
Caraustar Industries, Inc.(1)	15,706	141,354
Sealed Air Corp.	37,014	1,927,689
Sonoco Products Co.	137,363	4,347,539
Temple-Inland, Inc.	115,924	4,969,662
		$20,424,839
Distributors — 0.0%
Genuine Parts Co.	220,115	$9,169,991
		$9,169,991
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(1)	33,243	$1,717,666
H&R Block, Inc.	1,575,244	37,585,322
Laureate Education, Inc.(1)	492,688	21,003,289
Service Corp. International	127,389	1,036,946
ServiceMaster Co. (The)	1,156,537	11,947,027
Stewart Enterprises, Inc.	114,000	655,500
		$73,945,750
Diversified Financial Services — 2.0%
Citigroup, Inc.	4,362,423	$210,443,286
FINOVA Group, Inc. (The)(1)	175,587	19,315
ING Groep N.V. (ADR)	257,281	10,116,289
JPMorgan Chase & Co.	3,173,511	133,287,462
Moody's Corp.	295,397	16,087,321
		$369,953,673

See notes to financial statements

17

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,225,119	$34,168,569
BCE, Inc.(2)(4)	2,900,000	68,585,000
BellSouth Corp.	159,718	5,781,792
Cincinnati Bell, Inc.(1)	169,013	692,953
Citizens Communications Co.	12,231	159,615
Deutsche Telekom AG (ADR)	1,906,790	30,584,912
Embarq Corp.(1)	16,420	673,056
McLeod USA, Inc., Class A(1)(3)	947	0
Qwest Communications International, Inc.(1)	38,011	307,509
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	60,053,432
Verizon Communications, Inc.	459,832	15,399,774
		$216,406,612
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	$32,880
Exelon Corp.	1,002,600	56,977,758
Southern Co. (The)	65,985	2,114,819
		$59,125,457
Electrical Equipment — 0.7%
American Power Conversion Corp.	30,856	$601,383
Baldor Electric Co.	149,060	4,664,087
Emerson Electric Co.	1,142,367	95,741,778
Rockwell Automation, Inc.	192,638	13,871,862
Roper Industries, Inc.	46,244	2,161,907
Thomas & Betts Corp.(1)	114,600	5,878,980
		$122,919,997
Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(1)	449,578	$14,188,682
Arrow Electronics, Inc.(1)	8,750	281,750
Flextronics International, Ltd.(1)(2)	441,607	4,689,866
Jabil Circuit, Inc.	2,127,971	54,476,058
National Instruments Corp.	735,687	20,157,824
Plexus Corp.(1)	149,141	5,102,114
Sanmina-SCI Corp.(1)	581,746	2,676,032
Solectron Corp.(1)	1,707,596	5,839,978
		$107,412,304

Security	Shares	Value
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	191,387	$15,665,026
Core Laboratories N.V.(1)(2)	11,132	679,497
GlobalSantaFe Corp.	20,000	1,155,000
Grant Prideco, Inc.(1)	11,694	523,307
Halliburton Co.	626,533	46,495,014
National-Oilwell Varco, Inc.(1)	217,306	13,759,816
Schlumberger, Ltd.	1,155,075	75,206,933
Smith International, Inc.	191,739	8,526,633
Transocean, Inc.(1)	103,602	8,321,313
		$170,332,539
Food & Staples Retailing — 1.7%
Casey's General Stores, Inc.	12,551	$313,901
Costco Wholesale Corp.	928,292	53,033,322
CVS Corp.	265,636	8,155,025
Kroger Co. (The)	1,346,242	29,428,850
Safeway, Inc.	1,158,040	30,109,040
SUPERVALU, Inc.	98,710	3,030,397
Sysco Corp.	2,187,368	66,845,966
Walgreen Co.	876,454	39,300,197
Wal-Mart Stores, Inc.	1,874,988	90,318,172
Winn-Dixie Stores, Inc.(1)	137,447	10,171
		$320,545,041
Food Products — 2.7%
Archer-Daniels-Midland Co.	1,376,641	$56,827,740
Campbell Soup Co.	1,285,448	47,702,975
ConAgra Foods, Inc.	989,900	21,886,689
Dean Foods Co.(1)	286,449	10,653,038
Del Monte Foods Co.	99,492	1,117,295
General Mills, Inc.	137,249	7,090,283
H.J. Heinz Co.	299,708	12,353,964
Hershey Co. (The)	504,520	27,783,916
J.M. Smucker Co. (The)	7,252	324,164
Kellogg Co.	54,076	2,618,901
Kraft Foods, Inc.	465	14,369
Nestle SA(2)	275,000	86,042,984
Sara Lee Corp.	4,517,526	72,370,767
Smithfield Foods, Inc.(1)	3,650,830	105,253,429
TreeHouse Foods, Inc.(1)	64,797	1,548,000
Tyson Foods, Inc., Class A	265,272	3,941,942
Wm. Wrigley Jr. Co.	1,019,842	46,260,033
		$503,790,489

See notes to financial statements

18

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	$140,560
		$140,560
Health Care Equipment & Supplies — 0.9%
Advanced Medical Optics, Inc.(1)	31,158	$1,579,711
Bausch & Lomb, Inc.	29,250	1,434,420
Baxter International, Inc.	223,395	8,212,000
Becton, Dickinson and Co.	64,173	3,922,895
Biomet, Inc.	419,890	13,138,358
Boston Scientific Corp.(1)	1,138,837	19,178,015
DENTSPLY International, Inc.	6,927	419,776
Edwards Lifesciences Corp.(1)	6,710	304,835
Hillenbrand Industries, Inc.	272,751	13,228,424
Hospira, Inc.(1)	123,897	5,320,137
Medtronic, Inc.	1,839,004	86,286,068
Medtronic, Inc.(3)(5)	7,500	351,416
St. Jude Medical, Inc.(1)	80,063	2,595,642
Steris Corp.	718	16,413
Stryker Corp.	71,556	3,013,223
Zimmer Holdings, Inc.(1)	318,174	18,046,829
		$177,048,162
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	348,354	$14,603,000
Cardinal Health, Inc.	1,745,716	112,301,910
Caremark Rx, Inc.	1,087,504	54,233,824
CIGNA Corp.	11,836	1,165,964
Express Scripts, Inc.(1)	53,316	3,824,890
HCA, Inc.	140	6,041
Health Management Associates, Inc., Class A	124,425	2,452,417
Henry Schein, Inc.(1)	1,650,260	77,116,650
inVentiv Health, Inc.(1)	13,170	379,033
McKesson Corp.	2,631	124,394
Medco Health Solutions, Inc.(1)	181,274	10,383,375
Sunrise Senior Living, Inc.(1)	170,294	4,708,629
Tenet Healthcare Corp.(1)	3,478	24,276
UnitedHealth Group, Inc.	430,366	19,271,789
WellPoint, Inc.(1)	809,292	58,892,179
		$359,488,371
Health Care Technology — 0.0%
IMS Health, Inc.	203,192	$5,455,705
		$5,455,705

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Bob Evans Farms, Inc.	49,985	$1,500,050
Brinker International, Inc.	162,499	5,898,714
Carnival Corp.(2)	545,997	22,789,915
CBRL Group, Inc.	9,540	323,597
Darden Restaurants, Inc.	184,714	7,277,732
Gaylord Entertainment Co.(1)	428,482	18,698,954
International Game Technology	400,000	15,176,000
International Speedway Corp., Class A	118,344	5,487,611
Jack in the Box, Inc.(1)	377,394	14,793,845
Lone Star Steakhouse & Saloon, Inc.	145,981	3,829,082
Marriott International, Inc., Class A	371,532	14,162,800
McDonald's Corp.	911,349	30,621,326
MGM MIRAGE(1)	188,890	7,706,712
Navigant International, Inc.(1)	38,258	613,276
OSI Restaurant Partners, Inc.	1,145,288	39,626,965
Papa John's International, Inc.(1)	374,887	12,446,248
Royal Caribbean Cruises, Ltd.(2)	126,507	4,838,893
Sonic Corp.(1)	239,647	4,982,261
Starbucks Corp.(1)	2,301,423	86,901,732
Yum! Brands, Inc.	236,243	11,875,936
		$309,551,649
Household Durables — 0.5%
Blyth, Inc.	599,694	$11,070,351
D.R. Horton, Inc.	625,255	14,893,574
Fortune Brands, Inc.	118,792	8,435,420
Helen of Troy, Ltd.(1)(2)	20,000	368,000
Interface, Inc., Class A(1)	38,788	444,123
Leggett & Platt, Inc.	1,796,864	44,885,663
Lenox Group, Inc.(1)	5,455	38,676
Newell Rubbermaid, Inc.	350,718	9,059,046
Snap-On, Inc.	15,102	610,423
		$89,805,276
Household Products — 2.8%
Clorox Co. (The)	14,873	$906,807
Colgate-Palmolive Co.	703,056	42,113,054
Energizer Holdings, Inc.(1)	168,981	9,897,217
Kimberly-Clark Corp.	1,378,330	85,042,961
Procter & Gamble Co. (The)	7,189,345	399,727,582
		$537,687,621

See notes to financial statements

19

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(1)	40,339	$744,255
Dynegy, Inc., Class A(1)	22,688	124,103
TXU Corp.	278,284	16,638,600
		$17,506,958
Industrial Conglomerates — 2.8%
3M Co.	908,407	$73,372,033
General Electric Co.	12,907,963	425,446,461
Teleflex, Inc.	23,700	1,280,274
Tyco International, Ltd.(2)	1,143,060	31,434,150
		$531,532,918
Insurance — 5.4%
21st Century Insurance Group	70,700	$1,018,080
Aegon, N.V. (ADR)	5,182,849	88,471,232
AFLAC, Inc.	2,196,373	101,801,889
Allstate Corp. (The)	189,192	10,354,478
American International Group, Inc.	5,653,829	333,858,603
AON Corp.	527,752	18,376,325
Arthur J. Gallagher & Co.	557,196	14,119,347
Berkshire Hathaway, Inc., Class A(1)	631	57,836,829
Berkshire Hathaway, Inc., Class B(1)	40,327	122,715,061
Chubb Corp. (The)	32,198	1,606,680
Commerce Group, Inc. (The)	240,000	7,089,600
Hartford Financial Services Group, Inc. (The)	45,700	3,866,220
Lincoln National Corp.	209,459	11,821,866
Manulife Financial Corp.(2)	149,916	4,762,831
Marsh & McLennan Cos., Inc.	481,975	12,960,308
MetLife, Inc.	1,281,685	65,635,089
Old Republic International Corp.	300,685	6,425,638
Principal Financial Group, Inc.	113,328	6,306,703
Progressive Corp. (The)(3)(5)	37,880	973,408
Progressive Corp. (The)	3,792,592	97,507,540
SAFECO Corp.	161,000	9,072,350
St. Paul Travelers Cos., Inc. (The)	347,155	15,476,170
Torchmark Corp.	322,193	19,563,559
UnumProvident Corp.	53,710	973,762
XL Capital Ltd., Class A(2)	187,100	11,469,230
		$1,024,062,798

Security	Shares	Value
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	42,476	$1,642,972
Expedia, Inc.(1)	403,096	6,034,347
IAC/InterActiveCorp(1)	403,096	10,678,013
Liberty Media Holding Corp.-Interactive, Class A(1)	328,260	5,665,768
Liberty Media Holding Corp.-Interactive, Class B(1)	8,219	139,928
		$24,161,028
Internet Software & Services — 0.3%
eBay, Inc.(1)	1,257,244	$36,824,677
Google, Inc., Class A(1)	56,634	23,748,335
		$60,573,012
IT Services — 2.4%
Accenture Ltd., Class A(2)	2,738,000	$77,540,160
Acxiom Corp.	616,809	15,420,225
Affiliated Computer Services, Inc.(1)	183,730	9,482,305
Automatic Data Processing, Inc.	1,557,757	70,644,280
BISYS Group, Inc. (The)(1)	65,000	890,500
Ceridian Corp.(1)	26,632	650,886
Computer Sciences Corp.(1)	226,702	10,981,445
CSG Systems International, Inc.(1)	25,200	623,448
DST Systems, Inc.(1)	72,199	4,295,841
eFunds Corp.(1)	1	22
Electronic Data Systems Corp.	1,252	30,123
Fidelity National Information Services, Inc.	42,862	1,517,315
First Data Corp.	3,495,759	157,448,985
Fiserv, Inc.(1)	832,355	37,755,623
Gartner, Inc.(1)	30,576	434,179
Paychex, Inc.	1,597,890	62,285,752
Perot Systems Corp.(1)	677,559	9,811,054
Safeguard Scientifics, Inc.(1)	26,579	57,411
		$459,869,554
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,158,297
Mattel, Inc.	30,514	503,786
		$2,662,083
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,038,818
Invitrogen Corp.(1)	429,910	28,404,154
PAREXEL International Corp.(1)	25,837	745,397

See notes to financial statements

20

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	254,526	$5,319,593
Waters Corp.(1)	165,841	7,363,340
		$43,871,302
Machinery — 3.5%
Caterpillar, Inc.	178,612	$13,303,022
Danaher Corp.	4,031,970	259,336,310
Deere & Co.	3,350,000	279,691,500
Donaldson Co., Inc.	77,792	2,634,815
Dover Corp.	367,670	18,173,928
Federal Signal Corp.	75,794	1,147,521
Illinois Tool Works, Inc.	1,625,329	77,203,128
ITT Industries, Inc.	8,428	417,186
Nordson Corp.	138,686	6,820,577
Parker Hannifin Corp.	36,115	2,802,524
Tecumseh Products Co., Class A(1)	113,414	2,177,549
Wabtec Corp.	94,504	3,534,450
		$667,242,510
Media — 4.6%
ADVO, Inc.	750,000	$18,457,500
Arbitron, Inc.	10,405	398,824
Belo Corp., Class A	400,660	6,250,296
Cablevision Systems Corp., Class A	4	86
Catalina Marketing Corp.	85,308	2,427,866
CBS Corp., Class A	14,887	402,842
CBS Corp., Class B	561,629	15,192,064
Clear Channel Communications, Inc.	131,283	4,063,209
Comcast Corp., Class A(1)	1,886,968	61,779,332
Comcast Corp., Class A Special(1)	2,376,348	77,896,687
Discovery Holding Co., Class A(1)	123,540	1,807,390
Discovery Holding Co., Class B(1)	3,287	47,793
E.W. Scripps Co. (The), Class A	51,066	2,202,987
EchoStar Communications Corp., Class A(1)	35,150	1,082,972
Entercom Communications Corp.	220,000	5,755,200
Gannett Co., Inc.	403,647	22,575,977
Havas SA (ADR)	3,142,938	15,840,408
Interpublic Group of Companies, Inc. (The)(1)	932,692	7,787,978
Lamar Advertising Co.(1)	241,409	13,002,289
Liberty Global, Inc., Class A(1)	46,773	1,005,620
Liberty Global, Inc., Class B(1)	1,643	36,001
Liberty Global, Inc., Class C(1)	48,416	995,917

Security	Shares	Value
Media (continued)
Liberty Media Holding Corp.-Capital, Series A(1)	65,652	$5,499,668
Liberty Media Holding Corp.-Capital, Series B(1)	1,643	137,067
Live Nation, Inc.(1)	16,410	334,108
McClatchy Co., (The), Class A	57,801	2,318,976
McGraw-Hill Companies, Inc., (The)	482,884	24,255,263
New York Times Co. (The), Class A	300,468	7,373,485
News Corp., Class A	187,934	3,604,574
Omnicom Group, Inc.	2,322,394	206,902,081
Publicis Groupe(2)	329,132	12,709,508
Reuters Group PLC (ADR)	1,387	58,961
Time Warner, Inc.	4,118,525	71,250,483
Tribune Co.	1,670,495	54,174,153
Univision Communications, Inc., Class A(1)	401,298	13,443,483
Viacom, Inc., Class A(1)	13,791	495,786
Viacom, Inc., Class B(1)	529,573	18,979,896
Vivendi Universal SA (ADR)	330,215	11,527,806
Walt Disney Co. (The)	4,903,898	147,116,940
Washington Post Co. (The), Class B	16,470	12,846,765
Westwood One, Inc.	122,400	918,000
WPP Group PLC(2)	139,450	1,685,995
WPP Group PLC (ADR)	256,051	15,437,315
		$870,079,551
Metals & Mining — 0.5%
Alcoa, Inc.	85,947	$2,781,245
Allegheny Technologies, Inc.	14,885	1,030,637
Inco, Ltd.(2)	200,000	13,180,000
Nucor Corp.	843,324	45,750,327
Phelps Dodge Corp.	29,724	2,442,124
Steel Dynamics, Inc.	311,800	20,497,732
		$85,682,065
Multiline Retail — 1.5%
99 Cents Only Stores(1)	1,142,232	$11,947,747
Dollar General Corp.	101,456	1,418,355
Dollar Tree Stores, Inc.(1)	646,996	17,145,394
Family Dollar Stores, Inc.	2,618,411	63,967,781
Federated Department Stores, Inc.	226,767	8,299,672
J.C. Penney Company, Inc.	130,349	8,799,861
Kohl's Corp.(1)	55	3,252
Nordstrom, Inc.	131,384	4,795,516
Sears Holdings Corp.(1)	5,264	815,078
Target Corp.	3,479,699	170,052,890
		$287,245,546

See notes to financial statements

21

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multi-Utilities — 0.1%
Ameren Corp.	5,000	$252,500
Dominion Resources, Inc.	3,249	242,993
Duke Energy Corp.	417,250	12,254,633
PG&E Corp.	47,705	1,873,852
TECO Energy, Inc.	34,145	510,126
Wisconsin Energy Corp.	9,576	385,913
		$15,520,017
Office Electronics — 0.0%
Xerox Corp.(1)	42,878	$596,433
Zebra Technologies Corp., Class A(1)	13,500	461,160
		$1,057,593
Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	5,118,262	$244,089,915
Apache Corp.	2,145,929	146,459,654
BP PLC (ADR)(2)	5,014,412	349,053,219
Chevron Corp.	532,231	33,030,256
ConocoPhillips	6,176,275	404,731,301
Devon Energy Corp.	1,015,400	61,340,314
El Paso Corp.	97,665	1,464,975
Exxon Mobil Corp.	6,745,733	413,850,720
Hess Corp.	56,841	3,004,047
Kerr-McGee Corp.	534,654	37,078,255
Kinder Morgan, Inc.	1,781,672	177,971,216
Marathon Oil Corp.	27,569	2,296,498
Murphy Oil Corp.	39,036	2,180,551
Newfield Exploration Co.(1)	120,000	5,872,800
Royal Dutch Shell PLC (ADR)	118,194	7,916,634
Total SA (ADR)	800,000	52,416,000
Valero Energy Corp.	206,040	13,705,781
Williams Cos., Inc. (The)	219,065	5,117,358
		$1,961,579,494
Paper and Forest Products — 0.1%
International Paper Co.	115,997	$3,746,703
Louisiana-Pacific Corp.	70,750	1,549,425
MeadWestvaco Corp.	45,590	1,273,329
Neenah Paper, Inc.	38,811	1,181,795
Weyerhaeuser Co.	86,820	5,404,545
		$13,155,797

Security	Shares	Value
Personal Products — 0.4%
Avon Products, Inc.	173,400	$5,375,400
Estee Lauder Cos., Inc., (The) Class A	1,891,521	73,145,117
		$78,520,517
Pharmaceuticals — 6.4%
Abbott Laboratories	3,206,483	$139,834,724
Allergan, Inc.	138,300	14,834,058
Andrx Corp.(1)	180,170	4,178,142
Bristol-Myers Squibb Co.	4,787,635	123,808,241
Elan Corp. PLC (ADR)(1)	31,838	531,695
Eli Lilly & Co.	3,880,105	214,453,403
Forest Laboratories, Inc.(1)	56,800	2,197,592
GlaxoSmithKline PLC (ADR)	435,293	24,289,349
Johnson & Johnson	3,415,847	204,677,552
King Pharmaceuticals, Inc.(1)	152,305	2,589,185
Merck & Co., Inc.	2,702,276	98,443,915
Mylan Laboratories, Inc.	27,992	559,840
Novo Nordisk A/S (ADR)	292,277	18,585,894
Pfizer, Inc.	8,771,371	205,864,077
Schering-Plough Corp.	1,946,113	37,034,530
Sepracor, Inc.(1)	4,000	228,560
Shering AG (ADR)	25,000	2,833,500
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	52,950,842
Watson Pharmaceuticals, Inc.(1)	650,181	15,136,214
Wyeth	882,461	39,190,093
		$1,202,221,406
Real Estate Investment Trusts (REITs) — 0.1%
Plum Creek Timber Co., Inc.	198,791	$7,057,081
ProLogis	126,355	6,585,623
		$13,642,704
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	76,146	$3,800,447
Jones Lang LaSalle, Inc.	1,835	160,654
		$3,961,101
Road & Rail — 0.2%
ANC Rental Corp.(1)	48,467	$58
Burlington Northern Santa Fe Corp.	192,210	15,232,643
CSX Corp.	38,134	2,686,159
Florida East Coast Industries, Inc.	111,558	5,837,830

See notes to financial statements

22

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Road & Rail (continued)
Heartland Express, Inc.	870,871	$15,579,882
Kansas City Southern(1)	15,215	421,456
Norfolk Southern Corp.	3,990	212,348
Union Pacific Corp.	10,444	970,874
		$40,941,250
Semiconductors & Semiconductor Equipment — 1.9%
Agere Systems, Inc.(1)	7,696	$113,131
Altera Corp.(1)	32,260	566,163
Analog Devices, Inc.	568,639	18,276,057
Applied Materials, Inc.	1,010,818	16,456,117
Broadcom Corp., Class A(1)	907,048	27,256,792
Conexant Systems, Inc.(1)	134,174	335,435
Cypress Semiconductor Corp.(1)	52,742	766,869
Freescale Semiconductor, Inc., Class B(1)	94,399	2,775,331
Intel Corp.	10,517,638	199,309,240
KLA-Tencor Corp.	148,373	6,167,866
Linear Technology Corp.	395,760	13,254,002
LSI Logic Corp.(1)	132,810	1,188,650
Maxim Integrated Products, Inc.	304,351	9,772,711
Mindspeed Technologies, Inc.(1)	44,724	107,785
Skyworks Solutions, Inc.(1)	98,685	543,754
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	936	8,595
Teradyne, Inc.(1)	25,982	361,929
Texas Instruments, Inc.	2,114,609	64,051,507
Xilinx, Inc.	58,684	1,329,193
		$362,641,127
Software — 1.8%
Adobe Systems, Inc.(1)	482,374	$14,644,875
CA, Inc.	38,744	796,189
Cadence Design Systems, Inc.(1)	450,000	7,717,500
Cognos, Inc.(1)(2)	77,000	2,190,650
Compuware Corp.(1)	150,944	1,011,325
Electronic Arts, Inc.(1)	21,405	921,271
Fair Isaac Corp.	387,510	14,070,488
Intuit, Inc.(1)	535,527	32,340,476
Jack Henry & Associates, Inc.	201,006	3,951,778
Microsoft Corp.	6,777,944	157,926,095
Oracle Corp.(1)	3,749,428	54,329,212
Parametric Technology Corp.(1)	37,840	480,946
Reynolds and Reynolds Co. (The), Class A	216,412	6,637,356

Security	Shares	Value
Software (continued)
SAP AG (ADR)	700,000	$36,764,000
Symantec Corp.(1)	90,220	1,402,019
Wind River Systems, Inc.(1)	91,910	817,999
		$336,002,179
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	11,225	$622,202
AutoNation, Inc.(1)	1,071,895	22,981,429
Best Buy Co., Inc.	170,415	9,345,559
CarMax, Inc.(1)	67,797	2,404,082
Circuit City Stores, Inc.	216,000	5,879,520
Gap, Inc. (The)	540,888	9,411,451
Home Depot, Inc.	4,500,170	161,061,084
Limited Brands, Inc.	603,274	15,437,782
Lowe's Companies, Inc.	877,970	53,266,440
Office Depot, Inc.(1)	80,276	3,050,488
OfficeMax, Inc.	2,192	89,324
Payless ShoeSource, Inc.(1)	23,100	627,627
Pep Boys (The) - Manny, Moe & Jack	62,500	733,125
RadioShack Corp.	502,318	7,032,452
Sherwin-Williams Co. (The)	38,730	1,838,900
Staples, Inc.	364,587	8,866,756
TJX Companies, Inc. (The)	1,716,834	39,246,825
Too, Inc.(1)	38,284	1,469,723
		$343,364,769
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.(1)	719,550	$21,514,545
NIKE, Inc., Class B	1,529,222	123,866,982
		$145,381,527
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	335,606	$16,142,649
Freddie Mac	147,477	8,407,664
Golden West Financial Corp.	89,168	6,616,266
MGIC Investment Corp.	95,045	6,177,925
Washington Mutual, Inc.	572,232	26,082,335
		$63,426,839
Tobacco — 0.2%
Altria Group, Inc.	584,437	$42,915,209
		$42,915,209

See notes to financial statements

23

Tax-Managed Growth Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	397,333	$12,706,709
		$12,706,709
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,611,407	$102,856,109
Sprint Nextel Corp.	328,413	6,564,976
Telephone & Data Systems, Inc., Special Shares	25,844	1,005,332
Telephone and Data Systems, Inc.	25,844	1,069,942
Vodafone Group PLC (ADR)	332,062	7,072,921
		$118,569,280
Total Common Stocks (identified cost $14,019,081,626)		$18,773,894,939
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Preferred Stocks — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$333
		$333
Total Preferred Stocks (identified cost $39,407)		$333
Rights — 0.0%
Security	Shares	Value
Computer Peripherals — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Total Rights (identified cost $0)		$0

Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)	18,106	$4,889
		$4,889
Total Warrants (identified cost $0)		$4,889
Short-Term Investments — 0.8%
Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.19%(6)	$72,500	$72,500,000
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	360	360,000
Societe Generale Time Deposit, 5.281%, 7/3/06	87,308	87,308,000
Total Short-Term Investments (at amortized cost, $160,168,000)		$160,168,000
Total Investments — 100.2% (identified cost $14,195,915,102)		$18,934,068,161
Other Assets, Less Liabilities — (0.2)%		$(45,474,880)
Net Assets — 100.0%		$18,888,593,281

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  All or a portion of these securities were on loan at June 30, 2006.

(5)  Security subject to restrictions on resale (see Note 7).

(6)  Affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of June 30, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at June 30, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

24

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value, including $68,585,000 of securities on loan (identified cost, $14,195,915,102)	$18,934,068,161
Cash	550
Receivable for investments sold	7,483,134
Dividends and interest receivable	24,555,862
Tax reclaim receivable	2,475,774
Total assets	$18,968,583,481
Liabilities
Collateral for securities loaned	$72,500,000
Payable to affiliate for investment adviser fee	6,735,653
Payable to affiliate for Trustees' fees	8,542
Other accrued expenses	746,005
Total liabilities	$79,990,200
Net Assets applicable to investors' interest in Portfolio	$18,888,593,281
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,150,364,381
Net unrealized appreciation (computed on the basis of identified cost)	4,738,228,900
Total	$18,888,593,281

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $3,620,967)	$172,790,136
Interest	2,035,050
Security lending income, net	267,156
Total investment income	$175,092,342
Expenses
Investment adviser fee	$41,339,905
Trustees' fees and expenses	12,403
Custodian fee	1,072,622
Legal and accounting services	45,701
Miscellaneous	11,343
Total expenses	$42,481,974
Deduct — Reduction of custodian fee	$99
Total expense reductions	$99
Net expenses	$42,481,875
Net investment income	$132,610,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$453,662,722
Foreign currency transactions	(10,171)
Net realized gain	$453,652,551
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(29,926,702)
Foreign currency	122,169
Net change in unrealized appreciation (depreciation)	$(29,804,533)
Net realized and unrealized gain	$423,848,018
Net increase in net assets from operations	$556,458,485

See notes to financial statements

25

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$132,610,467	$232,904,646
Net realized gain from investment transactions, securities sold short and foreign currency transactions	453,652,551	70,889,149
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(29,804,533)	551,019,603
Net increase in net assets from operations	$556,458,485	$854,813,398
Capital transactions — Contributions	$629,638,168	$1,237,495,815
Withdrawals	(1,330,110,225)	(2,200,844,762)
Net decrease in net assets from capital transactions	$(700,472,057)	$(963,348,947)
Net decrease in net assets	$(144,013,572)	$(108,535,549)
Net Assets
At beginning of period	$19,032,606,853	$19,141,142,402
At end of period	$18,888,593,281	$19,032,606,853

See notes to financial statements

26

Tax-Managed Growth Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005		2004		2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.45	%(1)	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Net investment income	1.39	%(1)	1.25	%†	1.18	%†	1.05%	0.85%	0.64%
Portfolio Turnover(2)	1%		0	%(3)	3%		15%	23%	18%
Total Return	2.97%		4.70%		9.67%		23.88%	(19.52)%	(9.67)%
Net assets, end of period (000's omitted)	$18,888,593		$19,032,607		$19,141,142		$17,609,589	$14,571,522	$18,335,865

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Annualized.

(2)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 3%, 6%, 10%, 21%, 30%, and 20% for the six months ended June 30, 2006 and the five preceding calendar years.

(3)  Amounts to less than 1%.

See notes to financial statements

27

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize

28

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities equivalent in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close covered short sales against-the-box by delivering newly acquired stock. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations. For the six months ended June 30, 2006, there were $99 in credit balances used to reduce the Portfolio's custodian fee.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect

29

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2006, the advisory fee was 0.43% of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2006, purchases and sales of investments, other than short-term obligations, aggregated $106,265,255 and $522,291,492, respectively. In addition, investments having an aggregate market value of $744,273,958 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $542,059,954, during the six months ended June 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,197,214,137
Gross unrealized appreciation	$14,738,506,762
Gross unrealized depreciation	(1,652,738)
Net unrealized appreciation	$14,736,854,024

Unrealized appreciation on foreign currency is $75,841.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

30

Tax-Managed Growth Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Restricted Securities

At June 30, 2006, the Portfolio owned the following securities (representing 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Fair Value
Medtronic, Inc.	5/18/06	5/19/07	7,500	$368,372	$351,416
Progressive Corp.	10/14/05	10/15/06	37,880	1,031,533	973,408
				$1,399,905	$1,324,824

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on its investment in Cash Collateral Fund less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio amounted to $809,916 and $47,090, respectively, for the six months ended June 30, 2006. At June 30, 2006 the value of the securities loaned and the value of the collateral amounted to $68,585,000 and $72,500,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

31

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

32

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.2 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

33

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board noted the excellent long-term performance record of the underlying Portfolio. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Adviser with an emphasis on growth-oriented stocks, while value-oriented stocks have generally outperformed growth-oriented stocks in recent years. These differences have adversely affected the Fund's performance in recent years, relative to its peers. The Board concluded that the Fund's performance is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets that exceed $20 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

34

Eaton Vance Tax-Managed Growth Fund 1.2

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.2

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President and Co-Portfolio
Manager
Thomas E. Faust Jr.
Vice President
Lewis R. Piantedosi
Vice President and
Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

35

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.2
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1088-8/06  TGSRC1.2

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 16, 2006

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	Augsut 16, 2006